SECURITIES AND EXCHANGE COMMISSION

                                      Washington, D.C. 20549

                                             Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No.   34   (File No. 2-89288)                     [X]

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       36     (File No. 811-3956)                             [X]

IDS STRATEGY FUND, INC.
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
    [ ]  immediately upon filing pursuant to paragraph (b)
    [X]  on May 28, 1999 pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(1)
    [ ]  on (date) pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDS
Equity Value
Fund
PROSPECTUS
May 28, 1999

IDS Equity Value Fund seeks to provide shareholders with growth of capital and income.
Please note that this Fund:
o  is not a bank deposit
o  is not federally insured
o  is not  endorsed  by any  bank or government agency
o  is not  guaranteed  to achieve its goal
Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Personalized Shareholder
  Information                         25p
About the Company                     26p
Quick Telephone Reference             28p
Financial Highlights                  29p

                              FUND INFORMATION KEY

           Goal and Investment Strategy
           The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

           Risks
           The major risk factors associated with the Fund.

           Fees and Expenses
           The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

           Management
           The individual or group designated by the investment manager to handle the Fund's day-to-day management.

           Financial Highlights
           Tables showing the Fund's financial performance.


           IDS EQUITY VALUE FUND

           The Fund

GOAL
IDS Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income. Because any investment involves risk, achieving this goal cannot be guaranteed.



INVESTMENT STRATEGY
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 65% of its net assets in equity securities that provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-orientated approach to investing in larger companies provides investors with the best opportunity for long-term growth of capital.


The selection of common stocks is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:


o  Determining specific industry weightings within the following sectors:
   -- Consumer cyclical -- Energy -- Consumer stable -- Technology -- Financial -- Industrial


o Identifying companies with: -- dividend-paying stock -- effective management, -- competitive market position, -- financial strength, and -- potential for long-term growth.


o Selecting companies that are undervalued based on a variety of measures, such as price-earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

           In evaluating whether to sell a security, AEFC considers, among other factors, whether:

           -- the security is overvalued,

           -- the security has reached AEFC's price objective,

           -- the company has met AEFC's earnings and/or growth expectations, and

           -- the company or the security continues to meet the other standards described above.


Although not a primary investment strategy, the Fund also may invest in foreign securities, convertible securities, debt obligations (rated B or higher), derivative instruments (such as options and futures contracts), money market securities, and other instruments.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or commercial paper. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. The Fund is not managed with respect to tax-efficiency.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

           RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


   Market Risk
   Sector/Concentration Risk
   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Style Risk
The Fund purchases stocks it believes are undervalued, but have potential for long-term growth and dividend income. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

           PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and


o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund has performed in the past does not indicate how the Fund will perform in the future.


 Class B Performance (based on calendar years)
During the period shown in the bar chart, the highest return for a calendar quarter was +16.16% (quarter ending December 1998) and the lowest return for a calendar quarter was -14.48% (quarter ending September 1990).


The 5% sales charge applicable to Class B shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class A and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's year to date return as of March 31, 1999 was +2.63%.



            Average Annual Total Returns (as of Dec. 31, 1998)

                       1 year     Since inception (A&Y) 5 years           10 years (B)
=================================================================================================
 Equity Value:
    Class A             +3.86%               +18.51%a          --                     --
    Class B             +4.69%                   --        +14.53%                +14.31%
    Class Y             +9.39%               +20.32%a          --                     --
 S&P 500 Index         +28.57%               +27.45%b      +24.01%                +18.29%
 Lipper Growth &
=================================================================================================
    Income Fund Index  +13.58%               +22.10%b      +17.83%                +15.54%

a Inception date was March 20, 1995.
b Measurement period started April 1, 1995.


This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class B, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:

o  a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,


o  no sales charge for Class Y shares, and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper Growth & Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

           FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

===========================================================================================================================
 Shareholder Fees (fees paid directly from your investment)


                                         Class A           Class B           Class Y
Maximum sales charge (load) imposed on purchasesa
--------------------------------------------------------------------------------------------------------------------------
(as a percentage of offering price)          5%             none              none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none                5%      none



==========================================================================================================================
 Annual Fund operating expenses (expenses that are deducted from Fund assets) As a percentage of average daily net assets:Class A Class B Class Y
==========================================================================================================================
 Management fees                           0.49%            0.49%             0.49%
 Distribution (12b-1) fees                 0.00%            0.75%             0.00%
 Other expensesb                           0.40%            0.41%             0.30%
 Total                                     0.89%            1.65%             0.79%

a This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses. Effective Feb. 1, 1999, the transfer agency fee for Class A and Class B increased to $19 and $20 per shareholder account, respectively. Effective April 1, 1999, the transfer agency fee for Class Y increased to $17 per shareholder account. The percentages above reflect these increases in transfer agency fees.



           Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                        1 year           3 years           5 years          10 years
=====================================================================================================
 Class Aa                $586              $770           $   969           $1,545
 Class Bb                $668              $921            $1,098           $1,756d
 Class Bc                $168              $521           $   898           $1,756d
=====================================================================================================
 Class Y                $  81              $253           $   440          $   982

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable  CDSC.
c Assumes  you did not sell your Class B shares at the end of the  period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
Kurt Winters, senior portfolio manager, joined AEFC in 1987. He has managed this Fund since December 1997. Kurt is responsible for overall investment management, including the determination of the sectors in which the Fund will invest. A team of research professionals makes investment decisions within those sectors. From 1992 to 1995, he managed IDS Life Series Fund, Managed Portfolio. He was appointed to manage IDS Discovery Fund in 1995. He also manages IDS Progressive Fund, Balanced Portfolio and Equity Income Portfolio.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market value, or where market quotations are not readily available, on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual  distribution
   (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.


Investment options summary:
Class A               Maximum sales charge of 5%

                      Initial sales charge waived or reduced for certain purchases

                      No annual distribution fee

                      Service fee of 0.175% of average daily net assets

                      Lower annual expenses than Class B shares
-----------------------------------------------------------------------------------------------------------------

Class B               No initial sales charge

                      CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                      CDSC waived in certain circumstances

                      Shares convert to Class A in ninth year of ownership

                      Annual distribution fee of 0.75% of average daily net assets*

                      Service fee of 0.175% of average daily net assets

                      Higher annual expenses than Class A shares
--------------------------------------------------------------------------------------------------------------------

Class Y               No initial sales charge

                      No annual distribution fee

                      Service fee of 0.10% of average daily net assets

                      Available only to certain qualifying institutional investors
---------------------------------------------------------------------------------------------------------------------

*The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

           Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so or if you failed to report required interest or dividends on your tax return.


            How to determine the correct TIN

For this type of account:                            Use the Social Security or Employer Identification number of:

Individual or joint account                          The individual or one of the individuals listed on the joint account
------------------------------------------------------------------------------------------------------------------------------

Custodian account of a minor                         The minor
(Uniform Gifts/Transfers to Minors Act)

A living  trust                                      The  grantor-trustee  (the  person  who puts the money  into the trust)

An irrevocable trust, pension trust or estate        The legal entity (not the personal representative  or trustee, unless no legal entity is designated in the account title)

Sole proprietorship                                  The owner

Partnership                                          The partnership

Corporate                                            The corporation

Association, club or tax-exempt organization         The organization
-------------------------------------------------------------------------------------------------------------------------------

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

==============================================================================
 1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

            2 By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans:

o  automatic payroll deduction,

o  bank authorization,

o  direct deposit of Social Security check, or

o  other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50/mo. for qualified accounts; $100/mo. for
                           nonqualified accounts

Account balances:          none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

============================================================================
 3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019
Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

           SALES CHARGES

Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:


=============================================================================
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
=============================================================================
 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
============================================================================
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.
b Offering price includes a 5% sales charge.
The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o  you now are investing in this Fund,

o  you have previously invested in this Fund, or

o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

           Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.

o current or retired American Express financial advisors, their spouses, and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o  purchases made within 30 days after a sale of shares (up to the amount sold):
   -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or

   -- in a qualified plan or account where American  Express Trust Company has a
      recordkeeping,   trustee,  investment  management,  or  investment
      servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:

   -- with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,

   -- through or under a wrap fee product sponsored by AEFA,

   -- within the University of Texas System ORP,

   -- within a segregated  separate account offered by Nationwide Life Insurance
      Company or Nationwide Life and Annuity Insurance Company,

   -- within the University of Massachusetts After-Tax Savings Program,

   -- with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

   -- through or under a subsidiary of AEFC offering  Personal  Trust  Services'
      Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative
A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

          If the sale is made during the:       The CDSC percentage rate is:

                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

           Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   -- at least 59 1/2 years old AND

   -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR

   -- selling under an approved substantially equal periodic payment arrangement.

           EXCHANGING/SELLING SHARES

Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange  request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for  another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs. Selling Shares You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number.
This privilege may  be  limited  or   withdrawn   at  any  time  and  may  have
tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

           Two ways to request an exchange or sale of shares

========================================================================
 1 By letter:
Include in your letter:

o  the name of the fund(s),

o  the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o  your TIN,

o  the dollar amount or number of shares you want to exchange or sell,

o  signature(s) of all registered  account owners,

o  for sales,  indicate how you want your money  delivered to you, and

o  any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

            2 By telephone:

American Express Financial Advisors

Telephone Transaction Service

800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

           Three ways to receive payment when you sell shares

=========================================================================
 1 By regular or express mail:

o  Mailed to the address on record.

o  Payable to names listed on the account.

   NOTE: The express mail delivery charges you pay
         will vary depending on the courier you select.
=========================================================================
 2 By wire or electronic funds transfer:

o  Minimum wire: $1,000.

o  Request that money be wired to your bank.

o  Bank account must be in the same ownership as the IDS fund account.

NOTE: Pre-authorization required. For instructions,

      contact your financial advisor or AECSC.

=========================================================================
 3 By scheduled payout plan:

o  Minimum payment: $50.

o  Contact your financial advisor or AECSC
   to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

           Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Net short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you  request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

           TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of this or another fund in the IDS MUTUAL FUND GROUP and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information
To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:


QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.


YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.


PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

           About the Company

BUSINESS STRUCTURE

* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.49% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Shareholders

Your American Express financial advisor and other servicing agents May receive a fee for their sales efforts and ongoing service.


Transfer Agent:

American Express Client Service Corporation
Maintains shareholder accounts and records for the Fund; receives a fee based on the number of accounts it services.


Administrative Services Agent:

American Express Financial Corporation
Provides administrative and accounting services for the Fund; receives a fee based on assets.


The Fund

Distributor and Shareholder Services Agent:

American Express Financial Advisors
Markets and distributes shares;
receives portion of sales charge or CDSC and  distribuion fee.
Also  provides a variety of ongoing shareholder services.


Investment Manager:

American Express Financial Corporation
Manages the Fund's investments and receives a fee based on average daily net assets.*


Custodian:

American Express Trust Company
Provides safekeeping of assets; receives a fee that varies based on the number of securities held.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $87 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $219 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 9,200 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.

While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

                            Quick Telephone Reference

AMERICAN EXPRESS FINANCIAL ADVISORS TELEPHONE TRANSACTION SERVICE

Sales and exchanges, dividend payments or reinvestments and automatic payment


arrangements:      800-437-3133



AMERICAN EXPRESS CLIENT SERVICE CORPORATION


Fund performance, fund prices, account values, recent account transactions and


account inquiries:   800-862-7919


TTY SERVICE


For the hearing impaired:  800-846-4852



Financial Highlights

Fiscal period ended March 31,
=========================================================================================
 Per share income and capital changesa

                                                        Class B

                                        1999      1998      1997       1996       1995

Net asset value, beginning of period    $12.85    $11.63    $11.07     $9.21      $9.17
-----------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                .07       .21       .21       .18        .19

Net gains (losses) (both realized and
unrealized)                                (.06)     3.30       1.69     2.12        .47
-----------------------------------------------------------------------------------------

Total from investment operations            .01      3.51       1.90      2.30       .66

Less distributions:

Dividends from net investment income       (.08)     (.20)     (.22)      (.16)      (.19)

Distributions from realized gains         (1.45)    (2.09)    (1.12)      (.28)      (.43)
------------------------------------------------------------------------------------------

Total distributions                       (1.53)    (2.29)    (1.34)      (.44)      (.62)

Net asset value, end of period           $11.33    $12.85    $11.63     $11.07      $9.21

===========================================================================================
 Ratios/supplemental data

                                                        Class B

                                              1999      1998      1997       1996       1995

Net assets, end of period (in millions)      $1,663    $1,922    $1,509     $1,296     $1,304
----------------------------------------------------------------------------------------------

Ratio of expenses to average daily
net assetsb                                   1.62%     1.61%      1.64%    1.69%       1.61%

Ratio of net investment income (loss)

to average daily net assets                    .65%     1.69%      1.83%    1.71%       2.10%

Portfolio turnover rate

(excluding short-term securities)             106%       95%       60%        54%        85%


Total returnc                                 .54%     32.61%    17.55%    25.20%      7.69%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.


                          Fiscal period ended March 31,
======================================================================================================================
 Per share income and capital changesa

                                                    Class A                           Class Y

                                     1999   1998  1997   1996    1995b         1999   1998  1997  1996  1995b

Net asset value,
---------------------------------------------------------------------------------------------------------------------

beginning of period                 $12.85 $11.62 $11.06  $9.21   $9.10       $12.87  $11.64  $11.07  $9.21  $9.23

Income from investment operations:

Net investment income (loss)           .17   .32    .29     .21     .01          .18     .34     .32    .26     --

Net gains (losses) (both
----------------------------------------------------------------------------------------------------------------------

realized and unrealized)              (.08)  3.30   1.70    2.16    .15           (.08)   3.29    1.70   2.14    .03

Total from investment operations       .09   3.62   1.99    2.37    .16            .10    3.63    2.02   2.40    .03

Less distributions:
==========================================================================================================================
Dividends from net
investment income                     (.17)  (.30)  (.31)  (.24)  (.05)           (.18)   (.31)    (.33)    (.26)   (.05)

Distributions from realized gains    (1.45) (2.09) (1.12)  (.28)    --           (1.45)  (2.09)   (1.12)    (.28)     --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                  (1.62) (2.39) (1.43)  (.52)  (.05)         (1.63)  (2.40)   (1.45)    (.54)   (.05)

Net asset value, end of period      $11.32 $12.85 $11.62 $11.06  $9.21         $11.34  $12.87   $11.64   $11.07   $9.21

==============================================================================================================================
 Ratios/supplemental data

                                                    Class A                           Class Y

                                        1999   1998  1997   1996  1995b         1999   1998  1997  1996  1995b

Net assets, end of period
------------------------------------------------------------------------------------------------------------------------------

(in millions)                            $906   $835  $426   $332  $6            $1     $1    $--   $--    $--

Ratio of expenses to average
------------------------------------------------------------------------------------------------------------------------------

daily net assetsc                        .87%   .85%   .89%   .90%  .91%d        .78%   .76%  .71%   .75%    --%e

Ratio of net investment income

(loss) to average daily net assets      1.39%  2.43%  2.60%  2.74%  2.43%d      1.49%  2.10%  2.78%  2.73%   --%e

Portfolio turnover rate
-----------------------------------------------------------------------------------------------------------------------------

(excluding short-term securities)       106%    95%    60%    54%     85%       106%    95%    60%    54%    85%

Total returnf                          1.31%  33.62%  18.45%  26.10% 1.80%     1.40% 33.76% 18.67% 26.40%   .31%

a For a share outstanding  throughout the period. Rounded to the nearest cent. b
Inception date was March 20, 1995.
c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Ratios of expenses and net investment income to average daily net assets is not presented for Class Y as only 2 shares were outstanding during the period.
f Total return does not reflect payment of a sales charge.

The  information  in these  tables has been  audited by KPMG Peat  Marwick  LLP,
independent   auditors.   The  independent   auditors'   report  and  additional
information about the performance of the Fund are contained in the Fund's annual report which,  if not included  with this  prospectus,  may be obtained  without charge.

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found
under the "Amer   Express"   banner  in  most   mutual   fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-3956

TICKER SYMBOL
Class A: IEVAX    Class B: INEGX    Class Y: N/A

                                                         S-6382-99 G (5/99)

IDS Strategy Aggressive Fund
PROSPECTUS
May 28, 1999

IDS Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.

Please note that this Fund:
o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Personalized Shareholder
   Information                        25p
About the Company                     26p
Quick Telephone Reference             28p
Financial Highlights                  29p

                              FUND INFORMATION KEY

(icon of magnifying glass)      Goal and Investment Strategy
                                The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

(icon of die)                   Risks
                                The major risk factors associated with the Fund.

(icon of checkbook)             Fees and Expenses
                                The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

(icon of folder)                Management
                                The individual or group designated by the investment manager to handle the Fund's day-to-day management.

(icon of stack of dollar bills) Financial Highlights
                                Tables showing the Fund's financial performance.

The Fund

GOAL
IDS Strategy Aggressive Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.


INVESTMENT STRATEGY
The Fund primarily invests in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

The selection of common stocks is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:
o Considering opportunities and risks within growing industries and new technologies.
o Selecting companies that AEFC believes have aggressive growth prospects.
o Identifying small and medium companies with:
   -- effective management,
   -- financial strength, and
   -- competitive market position.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


-- the security is overvalued relative to other potential investments, -- the security has reached AEFC's price objective, -- the company's characteristics change,
-- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance, -- AEFC wishes to minimize potential losses (i.e., in a market down-turn), -- AEFC wishes to lock-in profits, -- AEFC identifies a more attractive opportunity, and -- the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in foreign securities, money market securities, debt obligations (rated B or higher), derivative instruments (such as options and futures contracts), convertible securities, and other instruments.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS


This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:
   Market Risk
   Style Risk
   Small Company Risk
   Issuer Risk


Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing : o how the Fund's performance has varied for each full calendar year shown on the chart below, and o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class B Performance (based on calendar years)


-------------------------------------------------------------------------------
+32.74  -0.66  +51.08   -0.99  +7.99    -6.87  +35.03  +18.19  +14.70  +18.37
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1989    1990    1991    1992    1993    1994    1995    1996    1997     1998
-------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was +22.26% (quarter ending December 1998) and the lowest return for a calendar quarter was -20.59% (quarter ending September 1990). The 5% sales charge applicable to Class B shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class A and Class Y may vary from that shown above because of differences in sales charges and fees. The Fund's year to date return as of March 31, 1999 was +0.44%.


           IDS STRATEGY AGGRESSIVE FUND

            Average Annual Total Returns (as of Dec. 31, 1998)


                        1 year    Since inception (A&Y)   5 years         10 years (B)
========================================================================================
 Strategy Aggressive:
========================================================================================
    Class A            +13.31%               +20.05%a         --                  --
    Class B            +14.37%                 --        +14.95%                +15.70%
    Class Y            +19.34%               +21.81%a         --                  --
 S&P 500 Index         +28.57%               +27.45%b    +24.01%                +18.29%
 Russell Midcap
    Growth Index       +17.86%               +21.12%b    +17.34%                +17.30%

a Inception date was March 20, 1995.
b Measurement period started April 1, 1995.


This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class B, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:
o  a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,
o  no sales charge for Class Y shares, and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Russell Midcap Growth Index, an unmanaged list of common stocks, measures the performance of the 800 smallest companies in the Russell 1000 Index, representing 35% of the total market capitalization of the Russell 1000 Index.

           FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                          Class A         Class B           Class Y
Maximum sales charge (load) imposed on purchasesa
(as a percentage of offering price)                         5%             none              none
Maximum deferred sales charge (load) imposed on sales

(as a percentage of offering price at time of purchase)     none           5%                none

 Annual Fund operating expenses (expenses that are deducted from Fund assets) As a percentage of average daily net assets:

                                           Class A          Class B           Class Y
===================================================================================================
 Management fees                           0.59%            0.59%             0.59%
 Distribution (12b-1) fees                 0.00%            0.75%             0.00%
 Other expensesb                           0.46%            0.47%             0.35%
===================================================================================================
 Total                                     1.05%            1.81%             0.94%

a This charge may be reduced depending on your total investments in IDS funds. See "Sales Charges."
b Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.
Effective Feb. 1, 1999, the transfer agency fee for Class A and Class B increased to $19 and $20 per shareholder account, respectively. Effective April 1, 1999, the transfer agency fee for Class Y increased to $17 per shareholder account. The percentages above reflect these increases in transfer agency fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                        1 year           3 years           5 years          10 years
===================================================================================================
Class Aa                 $602              $818            $1,051           $1,723
Class Bb                 $684              $970            $1,181           $1,931d
Class Bc                 $184              $570              $981           $1,931d
===================================================================================================
Class Y                   $96              $300              $521           $1,159

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership. This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.



MANAGEMENT
Louis Giglio, portfolio manager, joined AEFC in January 1994 as a senior equity analyst. He has managed this Fund since April 1998. He also serves as portfolio manager of World Technologies Portfolio and IDS Life Series Fund, Equity Portfolio. Prior to joining AEFC he had eight years of experience as a financial analyst with Bear, Stearns & Co. Inc. covering the microcomputer software and computer services industries.

Jake Hurwitz and Kent Kelly began managing a portion of the Fund in January 1999. Jake and Kent also manage the equity portion of Total Return Portfolio. Previously, Jake served as senior vice president at Travelers Investment Management Company, an affiliate of Smith Barney Asset Management. Previously, Kent was chief executive officer of Travelers Investment Management Company.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market value, or where market quotations are not readily available, on methods selected in good faith by the board. Because the Fund invests in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

================================================================================
Investment options summary:
Class A               Maximum sales charge of 5%
                      Initial sales charge waived or reduced for certain purchases No annual distribution fee Service fee of 0.175% of average daily net assets Lower annual expenses than Class B shares
--------------------------------------------------------------------------------
Class B               No initial sales charge
                      CDSC on shares sold in the first six years (maximum
                      of 5% in first year, reduced to 0% after year six)
                      CDSC waived in certain circumstances
                      Shares convert to Class A in ninth year of ownership Annual distribution fee of 0.75% of average daily net assets* Service fee of 0.175% of average daily net assets Higher annual expenses than Class A shares
--------------------------------------------------------------------------------
Class Y               No initial sales charge
                      No annual distribution fee
                      Service fee of 0.10% of average daily net assets
                      Available only to certain qualifying institutional
                      investors
--------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution fees for the sale of Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, long-term shareholders of Class B shares may end up paying more than the 6.25% sales charge permitted by the National Association of Securities Dealers.

           Should you purchase Class A or Class B shares?

If your investments in IDS funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:
o a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so or if you failed to report required interest or dividends on your tax return.

            How to determine the correct TIN
For this type of account:                         Use the Social Security or Employer Identification number of:

Individual or joint account                       The individual or one of the individuals listed on the joint account

Custodian account of a minor                      The minor
(Uniform Gifts/Transfers to Minors Act)

A living trust                                    The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust or estate     The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)

Sole proprietorship                               The owner

Partnership                                       The partnership

Corporate                                         The corporation

Association, club or tax-exempt organization      The organization

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances: $300
Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor to set up one of the following scheduled plans:
o automatic payroll deduction,
o bank authorization,
o direct deposit of Social Security check, or
o other plan approved by the Fund.

Minimum amounts
Initial investment:        $100

Additional investments:    $50/mo. for qualified accounts; $100/mo. for

nonqualified accounts

Account balances:          none (on active plans of monthly payments)

If your account falls below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer: If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019
Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

           SALES CHARGES

Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
===============================================================================
 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.
b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:
o you now are investing in this Fund,
o you have previously  invested in this Fund,  or
o you and your primary household group are investing or have invested in other funds in the IDS MUTUAL FUND GROUP that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not have sales charges.

Other Class A sales charge policies:
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and
o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

           Waivers of the sales charge for Class A shares

Sales charges do not apply to:
o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses, and unmarried children under 21.
o current or retired American Express financial advisors, their spouses, and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to funds of the IDS MUTUAL FUND GROUP. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o  purchases made within 30 days after a sale of shares (up to the amount sold):
   -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or
   -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:
   -- with dividend or capital gain distributions from this Fund or from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge,
   -- through or under a wrap fee product sponsored by AEFA, -- within the University of Texas System ORP,
   -- within a segregated separate account offered by Nationwide Life
      Insurance Company or Nationwide Life and Annuity Insurance Company,

   -- within the University of Massachusetts After-Tax Savings Program,

   -- with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

   -- through or under a subsidiary of AEFC offering Personal Trust Services'
      Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative
A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

          If the sale is made during the:       The CDSC percentage rate is:
================================================================================
                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:
o in the event of the shareholder's death,
o held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
  -- at least 591/2 years old AND
  -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR
  -- selling under an approved substantially equal periodic payment arrangement.

           EXCHANGING/SELLING SHARES

Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP. Exchanges into IDS Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:
o  Exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o  Once we receive your exchange request, you cannot cancel it.
o  Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares
You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

1 By letter:
Include in your letter:
o  the name of the fund(s),
o  the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your TIN,
o the dollar amount or number of shares you want to exchange or sell,
o signature(s) of all registered account owners,
o for sales, indicate how you want your money delivered to you, and
o any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

2 By telephone:

American Express Financial Advisors

Telephone Transaction Service

800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

1 By regular or express mail:
o  Mailed to the address on record.
o  Payable to names listed on the account.
   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:
o Minimum wire: $1,000.
o Request that money be wired to your bank.
o  Bank account must be in the same ownership as the IDS fund account.
   NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:
o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Net short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless: o you request distributions in cash, or o you direct the Fund to invest your distributions in the same class of any publicly offered fund in the IDS MUTUAL FUND GROUP for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of this or another fund in the IDS MUTUAL FUND GROUP and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:


QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.


YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.


PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

About the Company

BUSINESS STRUCTURE

                                                                     Shareholders

                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.



   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides           <-                             ->         Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services                                            receives portion of
   on the number of                 for the Fund;                                                 sales charge or
accounts it services.               receives a fee                                                    CDSC and
                                   based on assets.                    The Fund                  distribution fee.
                                                                                                  Also provides a
                                                                                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.



                                 Investment Manager:                                                 Custodian:
                                   American Express                                               American Express
                                      Financial                                                    Trust Company
                                     Corporation
                                                                                                      Provides
                                  Manages the Fund's                                           safekeeping of
                                   investments and                                               assets; receives a
                                    receives a fee                                                fee that varies
                                   based on average                                             based on the number
                                  daily net assets.*                                            of securities held.


* The Fund pays AEFC a fee for managing its assets. Under the Investment
Management Services Agreement, the fee for the most recent fiscal year was .59% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

                     AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $87 billion for all funds in the IDS MUTUAL FUND GROUP, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $219 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 9,200 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.

While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues.

                            Quick Telephone Reference


AMERICAN EXPRESS FINANCIAL ADVISORS TELEPHONE TRANSACTION SERVICE
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements: 800-437-3133


AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and account inquiries: 800-862-7919


TTY SERVICE
For the hearing impaired: 800-846-4852

FINANCIAL HIGHLIGHTS

Fiscal period ended March 31,

===================================================================================================
 Per share income and capital changesa

                                                        Class B
===================================================================================================
                                                 1999       1998      1997       1996       1995
Net asset value, beginning of period            $21.48    $18.04    $18.83     $14.90     $14.39
---------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                      (.27)     (.18)     (.18)      (.18)      (.05)

Net gains (losses) (both realized and unrealized) 1.10      7.57       .52       5.21        .71
---------------------------------------------------------------------------------------------------

Total from investment operations                   .83      7.39       .34       5.03        .66
---------------------------------------------------------------------------------------------------
Less distributions:

Distributions from realized gains                 (.26)    (3.95)    (1.13)     (1.10)      (.15)
---------------------------------------------------------------------------------------------------

Net asset value, end of period                  $22.05    $21.48    $18.04     $18.83     $14.90

===================================================================================================
 Ratios/supplemental data

                                                        Class B

                                                  1999      1998      1997       1996       1995

Net assets, end of period (in millions)           $806      $892      $737       $710       $776
---------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net assetsb    1.78%     1.77%     1.80%      1.85%      1.80%
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)

to average daily net assets                      (1.25%)   (1.21%)    (.91%)     (.77%)     (.41%)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate

(excluding short-term securities)                   98%       95%       80%       101%       111%
---------------------------------------------------------------------------------------------------
Total returnc                                     3.88%    45.08%     1.22%     34.10%      4.68%
---------------------------------------------------------------------------------------------------

a For a share outstanding throughout the period. Rounded to the nearest cent. b Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.

Fiscal period ended March 31,

Per share income and capital changesa

                                                  Class A                                            Class Y

                                         1999    1998    1997    1996    1995b        1999    1998    1997    1996   1995b
Net asset value,
beginning of period                    $22.12  $18.34  $18.99  $14.91   $14.87       $22.22  $18.40  $19.16  $14.89  $15.19

Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             (.10)   (.03)   (.03)     --      .01         (.10)     --      --     .03      --

Net gains (losses) (both
realized and unrealized)                 1.12    7.76     .51    5.18      .03         1.14    7.77     .37    5.34    (.30)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         1.02    7.73     .48    5.18      .04         1.04    7.77     .37    5.37    (.30)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:

Distributions from realized gains        (.26)  (3.95)  (1.13)  (1.10)      --         (.26)  (3.95)  (1.13)  (1.10)    --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $22.88  $22.12  $18.34  $18.99   $14.91       $23.00  $22.22  $18.40  $19.16  $14.89

===================================================================================================
Ratios/supplemental data

                                        Class A                       Class Y
                                         1999    1998    1997    1996    1995b        1999    1998    1997    1996   1995b

Net assets, end of period
(in millions)                            $608    $548    $386    $348      $7          $--     $--     $--     $--    $--
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assetsc                1.02%   1.01%   1.04%   1.07%   1.18%d        .92%    .88%    .85%    .92%    --%f
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average daily net assets       (.48%)  (.45%)  (.15%)    --%    1.26%d       (.40%)  (.35%)   .03%    .12%    --%f
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding
short-term securities)                     98%     95%     80%   101%     111%          98%     95%     80%    101%   111%
------------------------------------------------------------------------------------------------------------------------------
Total returne                            4.68%  46.18%   2.00% 35.10%     .04%        4.74%  46.34%   2.18%  35.30% (1.99%)
------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.
f Ratios of expenses and net investment income to average net daily assets is not presented for Class Y as only one share was outstanding during the period.


The information in these tables has been audited by KMPG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

This Fund, along with the other funds in the IDS MUTUAL FUND GROUP, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-3956

TICKER SYMBOL
Class A: ISAAX    Class B: INAGX    Class Y: N/A


S-6381-99 G (5/99)

                           IDS STRATEGY FUND, INC.

                     STATEMENT OF ADDITIONAL INFORMATION

                                     FOR

                      IDS EQUITY VALUE FUND (the Fund)

                                May 28, 1999


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                         TABLE OF CONTENTS


Mutual Fund Checklist.............................................p.  3

Fundamental Investment Policies...................................p.  5

Investment Strategies and Types of Investments....................p.  7

Information Regarding Risks and Investment Strategies.............p.  9

Security Transactions.............................................p. 32

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation............................p. 34

Performance Information...........................................p. 35

Valuing Fund Shares...............................................p. 36

Investing in the Fund.............................................p. 37

Selling Shares....................................................p. 40

Pay-out Plans.....................................................p. 41

Taxes.............................................................p. 42

Agreements........................................................p. 44

Organizational Information........................................p. 46

Board Members and Officers........................................p. 49

Compensation for Board Members....................................p. 52

Independent Auditors..............................................p. 52

Appendix:  Description of Ratings.................................p. 53

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower
                              investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-----------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-----------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

---------------------------------------------------------------------------------- --------------------------
Investment strategies & types of investments:                                          IDS Equity Value

                                                                                    Allowable for the Fund?
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Agency and Government Securities                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Borrowing                                                                                     yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Cash/Money Market Instruments                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Collateralized Bond Obligations                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Commercial Paper                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Common Stock                                                                                  yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Convertible Securities                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Corporate Bonds                                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Debt Obligations                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Depositary Receipts                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Derivative Instruments                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Foreign Currency Transactions                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Foreign Securities                                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                                                yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Illiquid and Restricted Securities                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Indexed Securities                                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Inverse Floaters                                                                              no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Investment Companies                                                                          yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Lending of Portfolio Securities                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Loan Participations                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Mortgage- and Asset-Backed Securities                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Mortgage Dollar Rolls                                                                         no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Municipal Obligations                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Preferred Stock                                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Real Estate Investment Trusts                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Repurchase Agreements                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Reverse Repurchase Agreements                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Short Sales                                                                                   no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Sovereign Debt                                                                                yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Structured Products                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Variable- or Floating-Rate Securities                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Warrants                                                                                      yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
When-Issued Securities                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                                          yes
---------------------------------------------------------------------------------- --------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, 65% of the Fund's total assets will be invested in equity securities.

o The Fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality). Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

o The Fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell securities short, except the Fund may make margin payments in connection with transactions in futures contracts.

o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to purchase securities on a when-issued basis.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market. Futures contracts may be based on various securities, securities indices (such as the S & P 500 Index), foreign currencies and other financial instruments and indices.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate.

See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions. AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $5,315,453 for fiscal year ended March 31, 1999, $4,585,954 for fiscal year 1998, and $2,303,338 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 1999, transactions amounting to $18,863,000, on which $15,432 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                         Value of Securities
     Name of Issuer                                  owned at End of Fiscal Year
     --------------                                  ---------------------------
   Bank of America                                          $72,390,624
   Chase Manhattan                                           36,997,188
   Fleet Financial Group                                     22,010,625
   Merrill Lynch                                              1,398,667
   Morgan Stanley                                            30,980,625

The portfolio turnover rate was 106% in the most recent fiscal year, and 95% in the year before. Higher turnover rates may result in higher brokerage expenses.



BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS
FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                   As of the end of Fiscal Year,

                                                          1999                             1998             1997

                                    ------------------------------------------------  ---------------  --------------


                                                                     Percent of
                   ---------------  ---------------  --------------  Aggregate        ---------------  --------------
                                                                     Dollar Amount
                                                                     of
                                    Aggregate        Percent of      Transactions     Aggregate        Aggregate
                                    Dollar amount    Aggregate       Involving        Dollar Amount    Dollar Amount
Broker             Nature of        of Commissions   Brokerage       Payment of       of Commissions   of
                   Affiliation      Paid to Broker   Commissions     Commissions      Paid to Broker   Commissions
                                                                                                       Paid to Broker
American           Wholly-owned     $38,916          0.73%           1.98%              $5,643            $18,845
Enterprise         subsidiary of
Investment         AEFC
Services, Inc.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
--------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------
Class A             $907,156,493      divided by        80,066,769        equals                $11.33
Class B             1,664,874,638                       146,814,342                              11.34
Class Y                1,002,625                            88,337                               11.35

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $11.33, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $11.93. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:
                                                                 Within each
                                                            increment, sales
                                                            charge as a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge as a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

--------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

                  - at least $10 million in plan assets or

                  - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

                  - at least $3 million invested in funds of the IDS MUTUAL
                    FUND GROUP or

                  - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.


SELLING SHARES
--------------------------------------------------------------------------------


You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days.
Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
--------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 100% of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $0.50                  0.530%
Next         0.50                  0.505
Next         1.00                  0.480
Next         1.00                  0.455
Next         3.00                  0.430
Over         6.00                  0.400


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.488% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $12,637,927for fiscal year 1999, $11,485,241 for fiscal year 1998, and $8,882,479 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $819,257 for fiscal year 1999, $277,438 for fiscal year 1998, and $429,531 for fiscal year 1997.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.50                  0.040%
Next         0.50                  0.035
Next         1.00                  0.030
Next         1.00                  0.025
Next         3.00                  0.020
Over         6.00                  0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.032% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $857,508 for fiscal year 1999, $786,903 for fiscal year 1998, and $616,197 for fiscal year 1997.


Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.00 per year, for Class B is $20.00 per year and for Class Y is $17.00 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $3,108,571 for fiscal year 1999. After paying commissions to personal financial advisors, and other expenses, the amount retained was $(503,225). The amounts were $3,903,621 and $(1,423,211) for fiscal year 1998, and $1,850,163 and $(1,255,823) for fiscal year 1997.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $12,819,898. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/31/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    AXP Small Cap Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 48 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and Chief executive officer of the Fund. Chairman: Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

R11 Weyerhauser World Timberfund, L.P. (develops timber resources). Retired vice
chairman  of  the  board,   Cargill,   Incorporated   (commodity  merchants  and
processors). Former chairman: Board Services Corporation.

Alan K. Simpson'+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of the Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

Edson W. Spencer
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele+
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Carlson, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president - investment accounting of AEFC. Treasurer for the Fund.


COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to 28 meetings, received the following compensation:

                                        Compensation Table

                                                                          Total cash compensation from the
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          IDS MUTUAL FUND GROUP and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                  $2,400                           $111,900
--------------------------------------
Lynne V. Cheney                            2,182                             96,900
--------------------------------------
Heinz F. Hutter                            2,225                            101,400
--------------------------------------
Anne P. Jones                              2,421                            110,900
--------------------------------------
Alan K. Simpson                            2,157                             95,400
--------------------------------------
Edson W. Spencer                           2,192                             99,400
--------------------------------------
Wheelock Whitney                           2,075                             92,400
--------------------------------------
C. Angus Wurtele                           2,492                            117,400
--------------------------------------

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.



INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                             APPENDIX

                                      DESCRIPTION OF RATINGS


                                  Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                  Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred stock are considered highly speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                            Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

 Rating Scale               Definition
 -------------------------- --------------------------------------------------------------------------------
 AAA                        Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
 -------------------------- --------------------------------------------------------------------------------

 AA+                        High credit quality. Protection factors are strong. Risk is modest, but may
 AA                         vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- --------------------------------------------------------------------------------

 A+                         Protection factors are average but adequate. However, risk factors are more
 A                          variable and greater in periods of economic stress.
 A-
 -------------------------- --------------------------------------------------------------------------------

 BBB+                       Below-average protection factors but still considered sufficient for prudent
 BBB                        investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- --------------------------------------------------------------------------------

 BB+                        Below investment grade but deemed likely to meet obligations when due. Present
 BB                         or prospective financial protection factors fluctuate according to industry
 BB-                        conditions or company fortunes. Overall quality may move up or down frequently within this category.
 -------------------------- --------------------------------------------------------------------------------

 B+                         Below investment grade and possessing risk that obligations will not be met
 B                          when due. Financial protection factors will fluctuate widely according to
 B-                         economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
 -------------------------- --------------------------------------------------------------------------------

 CCC                        Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends.
                            Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- --------------------------------------------------------------------------------

 DD                         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- --------------------------------------------------------------------------------

                                    IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations for which there is a low expectation of investment risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C        Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                             Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA(LC-AAA)           Indicates that the ability to repay principal and
                      interest on a timely basis is extremely high.

AA(LC-AA)             Indicates a very strong ability to repay principal
                      and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A(LC-A) Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB(LC-BBB)           The lowest investment-grade category: indicates
                      an acceptable capacity to repay principal and interest.
                      BBB issues are more vulnerable to adverse developments
                      (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB(LC-BB)             While not investment grade, the BB rating suggests
                      that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B(LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC(LC-CCC)           Issues rated CCC clearly have a high likelihood
                      of default, with little capacity to address further adverse changes in financial circumstances.

CC(LC-CC)             CC is applied to issues that are subordinate to
                      other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D(LC-D)               Default.

                                        SHORT-TERM RATINGS

                            Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                       Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                    Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                         Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                            Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.

                            Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                                      IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

         A3 Obligations supported by a satisfactory capacity for timely repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.

                                          Moody's & S&P's
                                  Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                             IDS STRATEGY FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                     IDS STRATEGY AGGRESSIVE FUND (the Fund)


                                  May 28, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                         TABLE OF CONTENTS


Mutual Fund Checklist..................................................p.  3

Fundamental Investment Policies........................................p.  5

Investment Strategies and Types of Investments.........................p.  7

Information Regarding Risks and Investment Strategies..................p.  9

Security Transactions..................................................p. 33

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.................................p. 34

Performance Information................................................p. 36

Valuing Fund Shares....................................................p. 37

Investing in the Fund..................................................p. 38

Selling Shares.........................................................p. 41

Pay-out Plans..........................................................p. 42

Taxes...................................................................p.43

Agreements..............................................................p.45

Organizational Information..............................................p.47

Board Members and Officers..............................................p.49

Compensation for Board Members..........................................p.52

Independent Auditors....................................................p.52

Appendix:  Description of Ratings.......................................p.53

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower
                              investment return.

                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-----------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-----------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the SAI) may be deemed to constitute issuing a senior security.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

---------------------------------------------------------------------------------- --------------------------
Investment strategies & types of investments:                                       IDS Strategy Aggressive

                                                                                    Allowable for the Fund?
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Agency and Government Securities                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Borrowing                                                                                     yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Cash/Money Market Instruments                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Collateralized Bond Obligations                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Commercial Paper                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Common Stock                                                                                  yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Convertible Securities                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Corporate Bonds                                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Debt Obligations                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Depositary Receipts                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Derivative Instruments                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Foreign Currency Transactions                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Foreign Securities                                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                                                yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Illiquid and Restricted Securities                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Indexed Securities                                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Inverse Floaters                                                                              no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Investment Companies                                                                          yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Lending of Portfolio Securities                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Loan Participations                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Mortgage- and Asset-Backed Securities                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Mortgage Dollar Rolls                                                                         no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Municipal Obligations                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Preferred Stock                                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Real Estate Investment Trusts                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Repurchase Agreements                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Reverse Repurchase Agreements                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Short Sales                                                                                   no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Sovereign Debt                                                                                yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Structured Products                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Variable- or Floating-Rate Securities                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Warrants                                                                                      yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
When-Issued Securities                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                                          yes
---------------------------------------------------------------------------------- --------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, 65% of the Fund's total assets will be invested in equity securities.

o The Fund may not invest in debt securities rated lower than B. Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

o The Fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to purchase debt securities on a when-issued basis.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.


Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.


      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments

(including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate.

See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
-------------------------------------------------------------------------------


Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund paid total brokerage commissions of $1,941,089 for fiscal year ended March 31, 1999 $2,039,258 for fiscal year 1998, and $1,675,148 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.

In fiscal year 1998, transactions amounting to $18,863,000, on which $15,432 in commissions were imputed or paid, were specifically directed to firms in exchange for research services.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                        Value of Securities
               Name of Issuer                       owned at End of Fiscal Year

Fleet Funding                                              $7,471,708
Jefferies Group                                               569,250
Legg Mason                                                    734,388
Salomon Smith Barney                                        3,000,000

The portfolio turnover rate was 98% in the most recent fiscal year, and 95% in the year before.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
-------------------------------------------------------------------------------


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                   As of the end of Fiscal Year,

                                                          1999                             1998             1997

                                    ------------------------------------------------  ---------------  --------------

                                                                     Percent of
                   ---------------  ---------------  --------------  Aggregate        ---------------  --------------
                                                                     Dollar Amount
                                                                     of                                Aggregate
                                    Aggregate        Percent of      Transactions     Aggregate        Dollar Amount
                                    Dollar amount    Aggregate       Involving        Dollar Amount    of
Broker             Nature of        of Commissions   Brokerage       Payment of       of Commissions   Commissions
                   Affiliation      Paid to Broker   Commissions     Commissions      Paid to Broker   Paid to Broker
American           Wholly-owned     $87,020          4.48%           5.19%            $7,404           $132
Enterprise         subsidiary of
Investment         AEFC
Services Inc.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                    (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
--------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------

Class A              $612,491,720     divided by          26,583,842      equals                $23.04
Class B               812,104,949                         36,581,304                             22.20
Class Y                     2,199                                 95                             23.15

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $23.04, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $24.25. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                            Within each
                                                            increment, sales
                                                            charge as a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On total
                                                               investment, sales
                                                               charge as a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
----------------------------------------------
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
----------------------------------------------
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
----------------------------------------------
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
----------------------------------------------
$1,000,000 or more                                       0.00                        0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                          Number of Participants

Total Plan Assets                        1-99          100 or more
-----------------                        ----          -----------
Less than $1 million                         4%                0%
$1 million or more                           0%                0%

--------------------------------------------------------------------------------

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding IDS Cash Management Fund and IDS Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

         - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has

                  - at least $10 million in plan assets or

                  - 500 or more participants; or

         - does not use daily transfer recordkeeping and has

                  - at least $3 million invested in funds of the IDS MUTUAL
                    FUND GROUP or

                  - 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in funds of the IDS MUTUAL FUND GROUP.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days.
Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
--------------------------------------------------------------------------------

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example:

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If the Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First   $1.0                       0.600%
Next     1.0                       0.575
Next     1.0                       0.550
Next     3.0                       0.525
Over     6.0                       0.500


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.593% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $7,929,636 for fiscal year 1999, $7,578,435 for fiscal year 1998, and $7,247,884 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $500,330 for fiscal year 1999, $54,545 for fiscal year 1998, and $384,043 for fiscal year 1997.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $1.0                   0.050%
Next         1.0                   0.045
Next         1.0                   0.040
Next         3.0                   0.035
Over         6.0                   0.030


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.049% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $669,837 for fiscal year 1999, $642,964 for fiscal year 1998, and $603,995 for fiscal year 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.00 per year, for Class B is $20.00 per year and for Class Y is $17.00 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $1,456,622 for fiscal year 1999. After paying commissions to personal financial advisors, and other expenses, the amount retained was $(211,668). The amounts were $952,105 and $(294,562) for fiscal year 1998, and $1,630,480 and $(899,019) for fiscal year
1997.


SHAREHOLDER SERVICE AGREEMENT

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares.

These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $5,907,637. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED FUNDS IN THE IDS MUTUAL FUND GROUP

                                           Date of         Form of        State of      Fiscal
Fund                                    Organization     Organization   Organization   Year End   Diversified
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

IDS Bond Fund, Inc.                       6/27/74,       Corporation       NV/MN         8/31        Yes
                                          6/31/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Discovery Fund, Inc.                  4/29/81,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Equity Select Fund, Inc.              3/18/57,       Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Extra Income Fund, Inc.                8/17/83       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Federal Income Fund, Inc.              3/12/85       Corporation         MN          5/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Global Series, Inc.                   10/28/88       Corporation         MN         10/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Emerging Markets Fund                                                                        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Balanced Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Bond Fund                                                                              No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Global Growth Fund                                                                           Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Innovations Fund                                                                             Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Growth Fund, Inc.                     5/21/70,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Growth Fund                                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Research Opportunities Fund                                                                  Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS High Yield Tax-Exempt Fund, Inc.      12/21/78,      Corporation       NV/MN        11/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS International Fund, Inc.               7/18/84       Corporation         MN         10/31        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Investment Series, Inc.               1/18/40,       Corporation       NV/MN         9/30
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Diversified Equity Income                                                                    Yes
    Fund
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Mutual                                                                                       Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Managed Retirement Fund, Inc.          10/9/84       Corporation         MN          9/30
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Managed Allocation Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Market Advantage Series, Inc.          8/25/89       Corporation         MN          1/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Blue Chip Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Small Company Index Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Money Market Series, Inc.             8/22/75,       Corporation       NV/MN         7/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Cash Management Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS New Dimensions Fund, Inc.             2/20/68,       Corporation       NV/MN         7/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Precious Metals Fund, Inc.             10/5/84       Corporation         MN          3/31         No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Progressive Fund, Inc.                4/23/68,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Selective Fund, Inc.                  2/10/45,       Corporation       NV/MN         5/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Stock Fund, Inc.                      2/10/45,       Corporation       NV/MN         9/30        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Strategy Fund, Inc.                    1/24/84       Corporation         MN          3/31
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    AXP Small Cap Advantage Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Strategy Aggressive Fund                                                                     Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Equity Value Fund                                                                            Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Exempt Bond Fund, Inc.            9/30/76,       Corporation       NV/MN        11/31
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Tax-Exempt Bond Fund                                                                         Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Intermediate Tax-Exempt Fund                                                                 Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Tax-Free Money Fund, Inc.             2/29/80,       Corporation       NV/MN        12/31        Yes
                                          6/13/86*
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Utilities Income Fund, Inc.            3/25/88       Corporation         MN          6/30        Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS California Tax-Exempt Trust            4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS California Tax-Exempt Fund                                                                    No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
IDS Special Tax-Exempt Series Trust        4/7/86          Business          MA          6/30
                                                           Trust**
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Insured Tax-Exempt Fund                                                                      Yes
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Massachusetts Tax-Exempt Fund                                                                 No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Michigan Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Minnesota Tax-Exempt Fund                                                                     No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS New York Tax-Exempt Fund                                                                      No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
-------------------------------------- ---------------- --------------- ------------- ----------- -----------
    IDS Ohio Tax-Exempt Fund                                                                          No
-------------------------------------- ---------------- --------------- ------------- ----------- -----------

*    Date merged into a Minnesota corporation incorporated on 4/7/86.
** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and Chief executive officer of the Fund. Chairman: Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

R11 Weyerhauser World Timberfund, L.P. (develops timber resources). Retired vice
chairman  of  the  board,   Cargill,   Incorporated   (commodity  merchants  and
processors). Former chairman: Board Services Corporation.

Alan K. Simpson'+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of the Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

Edson W. Spencer
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

Wheelock Whitney
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele+
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president - investment accounting of AEFC. Treasurer for the Fund.


COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to 28 meetings, received the following compensation:

                                        Compensation Table

                                                                          Total cash
                                       ---------------------------------  ---------------------------------
                                                                          compensation from the
                                                                          IDS MUTUAL FUND GROUP and
Board member                           Aggregate                          Preferred
                                       compensation from the Fund         ---------------------------------
                                                                          Master Trust Group
H. Brewster Atwater, Jr.                    $1,700                            $111,900
--------------------------------------
Lynne V. Cheney                              1,440                              96,900
--------------------------------------
Heinz F. Hutter                              1,525                             101,400
--------------------------------------
Anne P. Jones                                1,672                             110,900
--------------------------------------
Alan K. Simpson                              1,415                              95,400
--------------------------------------
Edson W. Spencer                             1,492                              99,400
--------------------------------------
Wheelock Whitney                             1,375                              92,400
--------------------------------------
C. Angus Wurtele                             1,792                             117,400

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                             APPENDIX

                                      DESCRIPTION OF RATINGS


                                  Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                                  Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                            Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred stock are considered highly speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.


                            Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

 Rating Scale               Definition
 -------------------------- --------------------------------------------------------------------------------
 AAA                        Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
 -------------------------- --------------------------------------------------------------------------------

 AA+                        High credit quality. Protection factors are strong. Risk is modest, but may
 AA                         vary slightly from time to time because of economic conditions.
 AA-
 -------------------------- --------------------------------------------------------------------------------

 A+                         Protection factors are average but adequate. However, risk factors are more
 A                          variable and greater in periods of economic stress.
 A-
 -------------------------- --------------------------------------------------------------------------------

 BBB+                       Below-average protection factors but still considered sufficient for prudent
 BBB                        investment. Considerable variability in risk during economic cycles.
 BBB-
 -------------------------- --------------------------------------------------------------------------------

 BB+                        Below investment grade but deemed likely to meet obligations when due. Present
 BB                         or prospective financial protection factors fluctuate according to industry
 BB-                        conditions or company fortunes. Overall quality may move up or down frequently within this category.
 -------------------------- --------------------------------------------------------------------------------

 B+                         Below investment grade and possessing risk that obligations will not be met
 B                          when due. Financial protection factors will fluctuate widely according to
 B-                         economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
 -------------------------- --------------------------------------------------------------------------------

 CCC                        Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- --------------------------------------------------------------------------------

 DD                         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- --------------------------------------------------------------------------------

                                    IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations for which there is a low expectation of investment risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C        Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.


                             Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA(LC-AAA)           Indicates that the ability to repay principal and
                      interest on a timely basis is extremely high.

AA(LC-AA)             Indicates a very strong ability to repay principal
                      and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A(LC-A) Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB(LC-BBB)           The lowest investment-grade category: indicates
                      an acceptable capacity to repay principal and interest.
                      BBB issues are more vulnerable to adverse developments
                      (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB(LC-BB)             While not investment grade, the BB rating suggests
                      that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B(LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC(LC-CCC)           Issues rated CCC clearly have a high likelihood
                      of default, with little capacity to address further adverse changes in financial circumstances.

CC(LC-CC)             CC is applied to issues that are subordinate to
                      other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D(LC-D)               Default.


                                        SHORT-TERM RATINGS

                            Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                       Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                                    Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                         Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                            Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.


                            Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                      IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

         A3 Obligations supported by a satisfactory capacity for timely repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.


                                          Moody's & S&P's
                                  Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS STRATEGY FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Equity Value Fund (a series of IDS Strategy Fund, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended March 31, 1999, and the financial highlights for the each of the years in the five-year period ended March 31, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Equity Value Fund at March 31, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
May 7, 1999


Financial Statements

Statement of assets and liabilities
IDS Equity Value Fund

March 31, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,270,977,666)                                                   $2,540,583,027
Dividends and accrued interest receivable                                                  3,065,846
Receivable for investment securities sold                                                 54,568,152
                                                                                          ----------
Total assets                                                                           2,598,217,025
                                                                                       -------------

Liabilities
Disbursements in excess of cash on demand deposit                                          3,167,741
Payable for investment securities purchased                                               24,528,957
Accrued investment management services fee                                                    35,093
Accrued distribution fee                                                                      34,863
Accrued service fee                                                                           12,564
Accrued transfer agency fee                                                                   11,220
Accrued administrative services fee                                                            2,276
Other accrued expenses                                                                       257,855
Total liabilities                                                                         28,050,569
                                                                                          ----------
Net assets applicable to outstanding capital stock                                    $2,570,166,456
                                                                                      ==============

Represented by
Capital stock--  $.01 par value (Note 1)                                              $    2,269,694
Additional paid-in capital                                                             2,215,810,484
Undistributed net investment income                                                          105,270
Accumulated net realized gain (loss)                                                      84,202,350
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies (Note 5)                  267,778,658
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock              $2,570,166,456
                                                                                      ==============
Net assets applicable to outstanding shares:            Class A                       $  906,343,220
                                                        Class B                       $1,662,821,481
                                                        Class Y                       $    1,001,755
Net asset value per share of outstanding capital stock: Class A shares   80,066,769   $        11.32
                                                        Class B shares  146,814,342   $        11.33
                                                        Class Y shares       88,337   $        11.34


Statement of operations
IDS Equity Value Fund

Year ended March 31, 1999

Investment income
Income:
Dividends                                                                $   51,487,093
Interest                                                                      7,156,685
   Less foreign taxes withheld                                                 (184,525)
                                                                               --------
Total income                                                                 58,459,253
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           12,637,927
Distribution fee-- Class B                                                   12,819,898
Transfer agency fee                                                           3,254,281
Incremental transfer agency fee
   Class A                                                                       52,506
   Class B                                                                      215,949
Service fee
   Class A                                                                    1,510,735
   Class B                                                                    2,962,665
   Class Y                                                                        1,022
Administrative services fees and expenses                                       857,508
Compensation of board members                                                    18,143
Custodian fees                                                                  200,933
Postage                                                                         507,528
Registration fees                                                                60,225
Report to shareholders                                                          122,366
Audit fees                                                                       22,000
Other                                                                            24,657
                                                                                 ------
Total expenses                                                               35,268,343
   Earnings credits on cash balances (Note 2)                                  (136,595)
                                                                               --------
Total net expenses                                                           35,131,748
                                                                             ----------
Investment income (loss) -- net                                              23,327,505
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions  (Note 3)                                          188,046,228
   Financial futures contracts (Note 5)                                       3,617,549
   Foreign currency transactions                                                 (6,652)
                                                                                 ------
Net realized gain (loss) on investments                                     191,657,125
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (204,057,052)
                                                                           ------------
Net gain (loss) on investments and foreign currencies                       (12,399,927)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations          $   10,927,578
                                                                         ==============


Statements of changes in net assets
IDS Equity Value Fund

Year ended March 31,                                                        1999          1998

Operations and distributions
Investment income (loss) -- net                                      $   23,327,505 $   44,149,201
Net realized gain (loss) on investments                                 191,657,125    422,193,012
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  (204,057,052)   194,604,248
                                                                       ------------    -----------
Net  increase  (decrease)  in net  assets  resulting  from  operations   10,927,578    660,946,461
                                                                         ----------    -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (12,310,555)   (14,592,544)
      Class B                                                           (11,307,259)   (25,394,091)
      Class Y                                                               (15,124)        (8,643)
   Net realized gain
      Class A                                                          (107,623,088)  (109,070,518)
      Class B                                                          (198,266,117)  (262,181,189)
      Class Y                                                              (111,691)      (105,799)
                                                                           --------       --------
Total distributions                                                    (329,633,834)  (411,352,784)
                                                                       ------------   ------------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                              248,611,084    313,592,254
   Class B shares                                                       168,801,454    228,336,652
   Class Y shares                                                           720,248      1,662,004
Reinvestment of distributions at net asset value
   Class A shares                                                       116,065,296    119,771,945
   Class B shares                                                       207,563,067    285,215,356
   Class Y shares                                                           126,815        114,442
Payments for redemptions
   Class A shares                                                      (185,591,426)   (79,284,928)
   Class B shares  (Note 2)                                            (424,291,934)  (295,082,643)
   Class Y shares                                                          (764,363)      (706,679)
                                                                           --------       --------
Increase (decrease) in net assets from capital share transactions       131,240,241    573,618,403
                                                                        -----------    -----------
Total increase (decrease) in net assets                                (187,466,015)   823,212,080
Net assets at beginning of year                                       2,757,632,471  1,934,420,391
                                                                      -------------  -------------
Net assets at end of year                                            $2,570,166,456 $2,757,632,471
                                                                     ============== ==============
Undistributed net investment income                                  $      105,270 $    2,423,991
                                                                     -------------- --------------


Notes to Financial Statements
IDS Equity Value Fund


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Strategy Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

The Fund offers Class A, Class B and Class Y shares.
o Class A shares,  are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax
differences,   undistributed   net  investment  income  has  been  decreased  by
$2,013,288 and accumulated net realized gain has been increased by $2,013,288.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $15

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $2,247,657 for Class A and $860,914 for Class B for the year ended March 31, 1999. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended March 31, 1999, the Fund's custodian and transfer agency fees were reduced by $136,595 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,607,198,519 and $2,588,253,451, respectively, for the year ended March 31, 1999. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $38,916 for the year ended March 31, 1999.

Income from securities lending amounted to $49,966 for the year ended March 31, 1999. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended March 31, 1999
                                       Class A          Class B         Class Y
Sold                                  20,474,893       14,222,376        60,749
Issued for reinvested distributions   10,613,636       19,001,797        11,558
Redeemed                             (15,998,122)     (35,900,422)      (66,377)
                                     -----------      -----------       -------
Net increase (decrease)               15,090,407       (2,676,249)        5,930

                                                Year ended March 31, 1998
                                       Class A          Class B         Class Y
Sold                                  24,247,788       17,906,145       126,503
Issued for reinvested distributions   10,301,681       24,578,884         9,895
Redeemed                              (6,191,307)     (22,768,273)      (54,137)
                                      ----------      -----------       -------
Net increase (decrease)               28,358,162       19,716,756        82,261


5. STOCK INDEX FUTURES CONTRACTS
As of March 31, 1999, investments in securities included securities valued at $17,261,875 that were pledged as collateral to cover initial margin deposits on 265 open purchase contracts. The market value of the open purchase contracts as of March 31, 1999 was $85,681,125 with a net unrealized loss of $1,823,466. See "Summary of significant accounting policies."


6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                           Year ended March 31, 1999
                                                      Calls
                                     Contracts                     Premium
Balance March 31, 1998                  871                      $573,794
Exercised                              (871)                     (573,794)
                                       ----                      --------
Balance March 31, 1999                   --                      $     --

7. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended March 31, 1999.


8. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on pages 29 and 30 of the prospectus.


Investments in Securities

IDS Equity Value Fund
March 31, 1999


(Percentages represent value of investments compared to net assets)

Common stocks (93.0%)
Issuer                                                       Shares            Value(a)

Aerospace & defense (2.3%)
AlliedSignal                                                 690,000        $33,939,375
Rockwell Intl                                                590,000         25,038,125
Total                                                                        58,977,500

Automotive & related (4.9%)
Delphi Automotive Systems                                  1,400,000(b)      24,850,000
Ford Motor                                                   741,600         42,085,800
General Motors                                               445,000         38,659,375
TRW                                                          472,000         21,476,000
Total                                                                       127,071,175

Banks and savings & loans (11.8%)
Bank of New York                                             865,000         31,085,938
Bank One                                                     980,000         53,961,249
BankAmerica                                                1,025,000         72,390,624
Chase Manhattan                                              455,000         36,997,188
Fleet Financial Group                                        585,000         22,010,625
Mellon Bank                                                  285,000         20,056,875
Washington Mutual                                            710,000         29,021,250
Wells Fargo                                                1,040,000         36,465,000
Total                                                                       301,988,749

Building materials & construction (1.2%)
American Standard                                            890,000(b)      30,593,750

Chemicals (3.0%)
Air Products & Chemicals                                     650,000         22,262,500
Dow Chemical                                                 130,000         12,114,375
Du Pont (EI) de Nemours                                      720,000         41,805,000
Total                                                                        76,181,875

Communications equipment & services (1.3%)
Northern Telecom                                             537,400(c)      33,385,975

Computers & office equipment (6.9%)
3Com                                                         902,200(b)      21,032,538
BMC Software                                                 370,000(b)      13,713,125
Compaq Computer                                              830,000         26,300,624
Electronic Data Systems                                      390,000         18,988,125
First Data                                                   465,600         19,904,400
Hewlett-Packard                                              195,000(e)      13,223,438
Intl Business Machines                                       265,000(e)      46,971,249
Wang Laboratories                                            882,400(b)      17,317,100
Total                                                                       177,450,599

Electronics (1.7%)
Applied Materials                                            375,000(b)      23,132,813
Texas Instruments                                            200,000         19,850,000
Total                                                                        42,982,813

Energy (9.8%)
Chevron                                                      600,000         53,062,500
Mobil                                                        655,000         57,639,999
Royal Dutch Petroleum                                        655,000(c)      34,060,000
Texaco                                                       850,000         48,237,500
Tosco                                                      1,330,000         33,000,625
Unocal                                                       735,000         27,057,188
Total                                                                       253,057,812

Financial services (6.8%)
Associates First Capital Cl A                                575,000         25,875,000
Citigroup                                                  1,204,500         76,937,438
Fannie Mae                                                   235,000         16,273,750
Franchise Finance Corp of America                             86,400          1,819,800
MBNA                                                       1,000,000         23,875,000
Morgan Stanley, Dean Witter, Discover & Co                   310,000         30,980,625
Total                                                                       175,761,613

Food (2.2%)
Bestfoods                                                    390,000         18,330,000
General Mills                                                255,000         19,268,438
Sara Lee                                                     745,000         18,438,750
Total                                                                        56,037,188

Health care (4.1%)
American Home Products                                       290,000         18,922,500
Amgen                                                        305,000(b)      22,836,875
Baxter Intl                                                  290,000         19,140,000
Boston Scientific                                            655,000(b)      26,568,438
Warner-Lambert                                               282,300         18,684,731
Total                                                                       106,152,544

Health care services (0.7%)
McKesson HBOC                                                290,000         19,140,000

Household products (1.3%)
Procter & Gamble                                             350,000         34,278,125

Industrial equipment & services (3.2%)
Browning-Ferris Inds                                         735,000         28,343,438
Illinois Tool Works                                          485,000         30,009,375
Parker-Hannifin                                              720,000         24,660,000
Total                                                                        83,012,813

Insurance (6.6%)
American General                                             405,700         28,601,850
American Intl Group                                          621,000         74,908,125
Lincoln Natl                                                 395,000         39,055,625
Marsh & McLennan                                             365,000         27,078,438
Total                                                                       169,644,038

Leisure time & entertainment (1.2%)
Disney (Walt)                                                790,000         24,588,750
Mattel                                                       271,400          6,751,075
Total                                                                        31,339,825

Multi-industry conglomerates (1.0%)
Emerson Electric                                             260,000         13,763,750
Xerox                                                        235,000         12,543,125
Total                                                                        26,306,875

Paper & packaging (1.8%)
Intl Paper                                                   570,000         24,046,875
Tenneco                                                      750,000         20,953,125
Total                                                                        45,000,000

Retail (7.2%)
American Stores                                            1,800,000         59,399,999
Costco Companies                                             460,000(b)      42,118,750
Dayton Hudson                                                805,000         53,633,125
TJX Companies                                                875,000         29,750,000
Total                                                                       184,901,874

Transportation (2.5%)
Burlington Northern Santa Fe                                 970,000         31,888,750
Union Pacific                                                589,000         31,474,688
Total                                                                        63,363,438

Utilities -- electric (5.9%)
Carolina Power & Light                                       465,000         17,582,813
CMS Energy                                                   620,000         24,838,750
Duke Energy                                                  457,000         24,963,625
Edison Intl                                                  690,000         15,352,500
New Century Energies                                         590,000         20,096,875
Northern States Power                                        325,000          7,535,938
PECO Energy                                                  570,000         26,362,499
Texas Utilities                                              340,000         14,173,750
Total                                                                       150,906,750

Utilities -- gas (1.0%)
Coastal                                                      795,000         26,235,000

Utilities -- telephone (4.6%)
Ameritech                                                    610,000         35,303,750
AT&T                                                         190,000         15,164,375
BellSouth                                                    530,000         21,233,125
SBC Communications                                           460,000         21,677,500
U S WEST Communications Group                                430,000         23,676,875
Total                                                                       117,055,625

Total common stocks
(Cost: $2,138,717,930)                                                   $2,390,825,956

Preferred stock (1.9%)

Houston Inds                                                 412,500(f)      49,706,250
    7.00% Cv ACES

Total preferred stock
(Cost: $32,208,915)                                                         $49,706,250


Short-term securities (3.9%)
Issuer                                    Annualized         Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agency (1.7%)
Federal Home Loan Mtge Corp Disc Nts
   04-12-99                                    4.80%     $10,500,000        $10,484,664
   05-06-99                                    4.80        3,300,000          3,284,696
   05-14-99                                    4.80       10,800,000         10,738,467
   05-17-99                                    4.77       20,400,000         20,276,444
Total                                                                        44,784,271

Commercial paper (2.2%)
Ameritech Capital Funding
   05-06-99                                    4.87        4,000,000(d)       3,981,139
BBV Finance (Delaware)
   04-19-99                                    4.87       10,500,000         10,474,537
Ciesco LP
   04-09-99                                    4.85        3,400,000          3,396,351
   04-13-99                                    4.87        9,200,000          9,185,126
   05-04-99                                    4.87        2,300,000          2,289,796
Clorox
   04-27-99                                    4.85        4,200,000          4,185,349
Dresdner US Finance
   04-13-99                                    4.88        5,800,000          5,790,604
Duke Energy
   04-22-99                                    4.85        6,700,000          6,681,123
GTE Funding
   04-06-99                                    4.89        2,500,000          2,498,309
Merrill Lynch
   04-08-99                                    4.90        1,400,000          1,398,667
Paccar Financial
   04-20-99                                    4.85          500,000            498,725
Pfizer
   04-21-99                                    4.86        4,900,000(d)       4,886,824
Total                                                                        55,266,550

Total short-term securities
(Cost: $100,050,821)                                                       $100,050,821

Total investments in securities
(Cost: $2,270,977,666)(g)                                                $2,540,583,027
See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 1999, the value of foreign securities represented 2.62% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                            Contracts

S&P 500 Index, June 1999                                          265

(f) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACESpay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(g) At March 31, 1999, the cost of securities for federal income tax purpose was $2,271,944,692 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $352,459,889
Unrealized depreciation                                      (83,821,554)
                                                             -----------
Net unrealized appreciation                                 $268,638,335

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
IDS STRATEGY FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Strategy Aggressive Fund (a series of IDS Strategy Fund, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended March 31, 1999, and the financial highlights for each of the years in the five-year period ended March 31, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Strategy Aggressive Fund at March 31, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
May 7, 1999


Financial Statements

Statement of assets and liabilities
IDS Strategy Aggressive Fund

March 31, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $984,803,886)                                                     $1,448,840,185
Dividends and accrued interest receivable                                                    216,443
Receivable for investment securities sold                                                 10,776,559
                                                                                          ----------
Total assets                                                                           1,459,833,187
                                                                                       -------------

Liabilities
Disbursements in excess of cash on demand deposit                                          1,213,535
Payable upon return of securities loaned (Note 5)                                         20,782,600
Payable for investment securities purchased                                               19,825,063
Accrued investment management services fee                                                    22,932
Accrued distribution fee                                                                      16,522
Accrued service fee                                                                            6,771
Accrued transfer agency fee                                                                    7,460
Accrued administrative services fee                                                            1,878
Options contracts written, at value (premium received $3,238,317) (Note 6)                 3,048,438
Other accrued expenses                                                                        93,685
                                                                                              ------
Total liabilities                                                                         45,018,884
                                                                                          ----------
Net assets applicable to outstanding capital stock                                    $1,414,814,303
                                                                                      ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                               $      631,652
Additional paid-in capital                                                               783,542,122
Accumulated net realized gain (loss)                                                     166,468,592
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                           464,171,937
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock              $1,414,814,303
                                                                                      ==============
Net assets applicable to outstanding shares:              Class A                     $  608,331,881
                                                          Class B                     $  806,480,237
                                                          Class Y                     $        2,185
Net asset value per share of outstanding capital stock:   Class A shares  26,583,842  $        22.88
                                                          Class B shares  36,581,304  $        22.05
                                                          Class Y shares          95  $        23.00

See accompanying notes to financial statements.


Statement of operations
IDS Strategy Aggressive Fund

Year ended March 31, 1999

Investment income
Income:
Dividends                                                                 $   2,975,768
Interest                                                                      4,096,575
   Less foreign taxes withheld                                                   (6,574)
                                                                                 ------
Total income                                                                  7,065,769
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            7,929,636
Distribution fee-- Class B                                                    5,907,637
Transfer agency fee                                                           2,080,665
Incremental transfer agency fee
   Class A                                                                       38,302
   Class B                                                                      130,689
Service fee
   Class A                                                                      944,997
   Class B                                                                    1,363,433
   Class Y                                                                            3
Administrative services fees and expenses                                       669,837
Compensation of board members                                                    12,410
Custodian fees                                                                  132,730
Postage                                                                         277,339
Registration fees                                                                40,553
Reports to shareholders                                                          70,612
Audit fees                                                                       21,000
Other                                                                            23,909
                                                                                 ------
Total expenses                                                               19,643,752
   Earnings credits on cash balances (Note 2)                                   (78,223)
                                                                                -------
Total net expenses                                                           19,565,529
                                                                             ----------
Investment income (loss) -- net                                             (12,499,760)
                                                                            -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           162,237,124
   Financial futures contracts (Note 7)                                       1,315,831
   Options contracts written (Note 6)                                         2,980,918
                                                                              ---------
Net realized gain (loss) on investments                                     166,533,873
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (97,819,819)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                        68,714,054
                                                                             ----------
Net increase (decrease) in net assets resulting from operations           $  56,214,294
                                                                          =============

See accompanying notes to financial statements.


Statements of changes in net assets
IDS Strategy Aggressive Fund

Year ended March 31,                                                         1999          1998

Operations and distributions
Investment income (loss) -- net                                       $  (12,499,760) $  (11,803,234)
Net realized gain (loss) on investments                                  166,533,873     154,471,744
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    (97,819,819)    336,920,376
                                                                         -----------     -----------
Net  increase  (decrease)  in net  assets  resulting  from  operations    56,214,294     479,588,886
                                                                          ----------     -----------
Distributions to shareholders from:
   Net realized gains
      Class A                                                             (6,770,133)    (83,874,202)
      Class B                                                             (9,563,427)   (140,309,083)
      Class Y                                                                    (24)           (307)
                                                                                 ---            ----
Total distributions                                                      (16,333,584)   (224,183,592)
                                                                         -----------    ------------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                               434,063,764     340,431,367
   Class B shares                                                         73,615,271      66,677,585
Reinvestment of distributions at net asset value
   Class A shares                                                          6,621,726      82,381,141
   Class B shares                                                          9,498,315     139,598,839
   Class Y shares                                                                 24             307
Payments for redemptions
   Class A shares                                                       (398,421,152)   (355,498,254)
   Class B shares (Note 2)                                              (190,453,897)   (211,275,232)
                                                                        ------------    ------------
Increase (decrease) in net assets from capital share transactions        (65,075,949)     62,315,753
                                                                         -----------      ----------
Total increase (decrease) in net assets                                  (25,195,239)    317,721,047
Net assets at beginning of year                                        1,440,009,542   1,122,288,495
                                                                       -------------   -------------
Net assets at end of year                                             $1,414,814,303  $1,440,009,542
                                                                      ==============  ==============

See accompanying notes to financial statements.


Notes to Financial Statements

IDS Strategy Aggressive Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Strategy Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $12,499,760 and accumulated net realized gain has been decreased by $4,667,430 resulting in a net reclassification adjustment to decrease paid-in capital by $7,832,330.

Dividends to shareholders
An annual dividend declared and paid by the end of the calendar year from net investment income, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.6% to 0.5% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $15

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,038,429 for Class A and $418,193 for Class B for the year ended March 31, 1999. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended March 31, 1999, the Fund's custodian and transfer agency fees were reduced by $78,223 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,250,991,514 and $1,378,626,993, respectively, for the year ended March 31, 1999. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $87,020 for the year ended March 31, 1999.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended March 31, 1999
                                        Class A           Class B       Class Y
Sold                                   19,926,335        3,601,446          --
Issued for reinvested distributions       305,808          454,317           1
Redeemed                              (18,410,711)      (9,005,077)         --
                                      -----------       ----------        ----
Net increase (decrease)                 1,821,432       (4,949,314)          1

                                                Year ended March 31, 1998
                                         Class A          Class B       Class Y
Sold                                   16,117,055        3,275,267          --
Issued for reinvested distributions     4,427,898        7,710,962          16
Redeemed                              (16,805,791)     (10,293,611)         --
                                      -----------      -----------        ----
Net increase (decrease)                 3,739,162          692,618          16

5. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999, securities valued at $23,574,510 were on loan to brokers. For collateral, the Fund received $20,782,600 in cash. Income from securities lending amounted to $206,195 for the year ended March 31, 1999. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                             Year ended March 31, 1999
                                      Puts                        Calls
                           Contracts       Premium      Contracts       Premium
Balance March 31, 1998          --      $       --           --     $        --
Opened                       8,150       3,304,829       31,537      12,015,292
Closed                      (2,700)     (1,555,112)      (2,200)     (1,639,750)
Expired                       (500)       (235,992)      (6,687)     (2,099,761)
Exercised                       --              --      (17,450)     (6,551,189)
                              -----         ------       -------      ---------
Balance March 31, 1999       4,950      $1,513,725        5,200      $1,724,592

See "Summary of significant accounting policies."



7. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of March 31, 1999, included securities valued at $6,000,000 that were pledged as collateral to cover initial margin deposits on 11 open purchase contracts. The market value of the open purchase contracts as of March 31, 1999 was $3,556,575 with a net unrealized loss of $54,241. See "Summary of significant accounting policies."

8. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended March 31, 1999.

9. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on pages 29 and 30 of the prospectus.


Investments in Securities
IDS Strategy Aggressive Fund

March 31, 1999

(Percentages represent value of investments compared to net assets)

Common stocks (94.6%)
Issuer                                                         Shares          Value(a)

Aerospace & defense (0.1%)
Alliant Techsystems                                            9,600(b)        $745,800

Airlines (0.5%)
Amtran                                                        14,700(b)         279,300
Comair Holdings                                               10,050            237,431
SkyWest                                                      211,800          6,115,725
Total                                                                         6,632,456

Automotive & related (0.1%)
Gentex                                                        51,000(b)       1,099,688
O'Reilly Automotive                                           12,100(b)         541,475
SPS Technologies                                               7,800(b)         306,150
Total                                                                         1,947,313

Banks and savings & loans (1.7%)
Centura Banks                                                107,200          6,237,700
Commerce Bancorp                                              11,000            453,750
Cullen/Frost Bankers                                          23,900          1,145,706
First Financial Holdings                                      18,100            325,800
FirstMerit                                                    40,600          1,045,450
Flagstar Bancorp                                              10,700            283,550
Gold Banc                                                     22,400            333,200
Golden State Bancorp                                         121,700(b)       2,707,825
Hamilton Bancorp                                              13,200(b)         341,550
HUBCO                                                         12,000            402,750
NBT Bancorp                                                    9,500            198,313
Old Natl Bancorp                                               7,400            338,088
Queens County Bancorp                                         13,200            356,400
Republic Bancorp                                              27,600            358,800
Southwest Bancorp of Texas                                    28,300(b)         348,444
Sterling Bancshares                                           24,600            255,225
U.S. Trust                                                    13,800          1,023,788
UnionBanCal                                                  200,000          6,812,499
UST                                                           24,300            530,803
Total                                                                        23,499,641

Beverages & tobacco (--%)
Beringer Wine Estates Holdings Cl B                            6,800(b)         247,350

Building materials & construction (0.8%)
Centex Construction Products                                  13,500            469,969
Dycom Inds                                                    24,000(b)       1,044,000
Elcor                                                         10,500            369,469
Martin Marietta Materials                                    158,300          9,032,993
NCI Building Systems                                          14,400(b)         338,400
Tredegar Inds                                                 13,000            402,188
Total                                                                        11,657,019

Chemicals (0.1%)
MacDermid                                                     12,300            417,431
Spartech                                                      19,400            400,125
Tetra Tech                                                    16,300(b)         343,319
Total                                                                         1,160,875

Communications equipment & services (13.6%)
Acxiom                                                        28,100(b)         744,650
America Online                                               240,000(b)      35,039,999
American Management Systems                                   18,300(b)         624,488
CMGI                                                         100,000(b)      18,306,250
CommScope                                                     25,800(b)         540,188
Concentric Network                                           190,000(b)      14,202,500
Critical Path                                                 51,900(b)       3,996,300
CSG Systems Intl                                             200,000(b)       7,887,500
Fair Isaac & Co                                               12,700            470,694
Fiserv                                                       205,800(b)      11,036,025
InfoSpace.com                                                 80,000(b)       7,085,000
MindSpring Enterprises                                         1,800(b)         154,913
Natl Data                                                     16,200            680,400
Network Solutions Cl A                                       140,000(b)      14,805,000
Oak Inds                                                       8,900(b)         282,575
Orbital Sciences                                              20,100(b)         569,081
Plantronics                                                    9,500(b)         594,344
Sterling Commerce                                          1,100,000(b)      33,824,999
Tellabs                                                      250,000(b)      24,437,500
Yahoo!                                                       100,000(b)      16,837,500
Total                                                                       192,119,906

Computers & office equipment (25.0%)
Ascend Communications                                        200,000(b)      16,737,500
Avid Technology                                               11,100(b)         193,556
BISYS Group                                                    9,700(b)         545,625
BMC Software                                                 700,000(b,g)    25,943,750
Ciber                                                        346,800(b)       6,654,225
Cisco Systems                                                836,325(b)      91,629,857
Cognex                                                        24,500(b)         580,344
Complete Business Solutions                                   10,800(b)         211,950
Compuware                                                    500,000(b)      11,937,500
EMC                                                           65,000(b)       8,303,750
FactSet Research Systems                                      14,300            618,475
FlashNet Communications                                       38,200(b,f)     1,570,975
Great Plains Software                                          9,700(b)         375,269
Henry (Jack) & Associates                                     19,700            723,975
HNC Software                                                  14,500(b)         474,875
Informix                                                     450,000(b)       3,318,750
Insight Enterprises                                           13,500(b)         334,125
Inter-Tel                                                     13,500            210,094
Intuit                                                       200,000(b)      20,350,000
Legato Systems                                               350,000(b)      18,068,750
Macromedia                                                    25,300(b)       1,146,406
Maxtor                                                     1,075,000(b)       7,592,188
MedQuist                                                      24,300(b)         729,000
Mercury Interactive                                           15,400(b)         548,625
Metzler Group                                                325,000(b)      10,196,875
Natl Computer Systems                                          6,000            147,000
Network Associates                                         1,200,000(b)      36,824,999
New Era of Networks                                            4,900(b)         331,975
Peregrine Systems                                            125,000(b)      $4,203,125
Profit Recovery Group Intl                                   309,800(b)      12,237,100
Progress Software                                             17,300(b)         590,363
Qualix Group                                                  50,000(b)         362,500
Rational Software                                            315,000(b)       8,445,938
Read-Rite                                                     32,100(b)         211,659
Sanmina                                                       33,300(b)       2,122,875
Software AG Systems                                          355,000(b)       2,973,125
SunGard Data Systems                                         400,000(b,e)    16,000,000
Symantec                                                      17,700(b)         299,794
VeriSign                                                     210,000(b)      32,339,999
Whittman-Hart                                                313,000(b)       6,729,500
Xircom                                                        19,500(b)         489,938
Xylan                                                         13,000(b)         478,563
Total                                                                       353,784,892

Electronics (6.7%)
Actel                                                         19,700(b)         323,819
AFC Cable Systems                                              9,900(b)         294,525
Altera                                                       100,000(b)       5,950,000
Burr-Brown                                                    15,200(b)         357,200
C-Cube Microsystems                                           23,500(b)         465,594
Conexant Systems                                             200,000(b)       5,537,500
Dionex                                                        25,500(b)         962,625
Etec Systems                                                   3,400(b)         100,088
Flextronics Intl                                             200,000(b)      10,200,000
Helix Technology                                              24,000            369,000
Jabil Circuit                                                298,800(b)      12,101,399
KLA-Tencor                                                   200,000(b)       9,712,500
Level One Communications                                       6,500(b)         316,063
Micrel                                                        10,100(b)         505,631
Novellus Systems                                             193,900(b)      10,688,738
Plexus                                                        16,300(b)         454,363
Sawtek                                                        12,900(b)         435,375
Teradyne                                                     225,000(b)      12,276,562
Uniphase                                                     200,000(b)      23,024,999
Vitesse Semiconductor                                          5,500(b)         278,438
Total                                                                        94,354,419

Energy (--%)
Frontier Oil                                                  50,100            250,500
Newfield Exploration                                          16,400(b)         371,050
Total                                                                           621,550

Energy equipment & services (--%)
Marine Drilling                                               38,200(b)         420,200

Financial services (4.6%)
Capital One Financial                                         75,000         11,325,000
CMAC Investment                                               17,100            666,900
CNB Bancshares                                                 7,100            285,775
Financial Federal                                             12,500            237,500
Jefferies Group                                               12,000            569,250
Knight/Trimark Group Cl A                                    600,000(b)      40,200,000
Legg Mason                                                    21,800            734,388
Mutual Risk Management                                       258,300(c)       9,879,975
SEI Investments                                                6,700            619,750
Total 64,518,538

Food (0.6%)
Delta & Pine Land                                             11,700            359,775
Earthgrains                                                   14,300            317,281
Pilgrim's Pride Cl B                                          13,100            215,331
Smithfield Foods                                              10,300(b)         233,681
U.S. Foodservice                                             150,000(b)       6,975,000
United Natural Foods                                          11,700(b)         273,488
Total                                                                         8,374,556

Furniture & appliances (0.2%)
Briggs & Stratton                                              8,900            438,881
Ethan Allen Interiors                                         10,000            415,625
Mohawk Inds                                                   45,300(b)       1,359,000
Total                                                                         2,213,506

Health care (5.8%)
Ballard Medical Products                                      19,700            480,188
Barr Laboratories                                             13,900(b)         423,950
Biomatrix                                                      5,500(b,f)       429,000
Genzyme (General Division)                                   150,000(b)       7,565,625
Guidant                                                      200,000(b)      12,100,000
IDEC Pharmaceuticals                                           7,200(b)         369,900
IDEXX Laboratories                                            28,300(b)         677,431
Jones Pharma                                                  15,500            538,625
Life Technologies                                              8,100            312,356
Liposome                                                      21,600(b)         290,250
MedImmune                                                     31,400(b)       1,858,488
Medtronic                                                    300,000         21,524,999
Millennium Pharmaceuticals                                    12,500(b)         390,625
OEC Medical Systems                                           10,400(b)         239,200
Safeskin                                                      18,200(b)         135,363
Techne                                                        12,500(b)         360,938
VISX                                                         166,700(b,g)    17,930,668
Watson Pharmaceuticals                                       362,200(b,g)    15,982,075
Total                                                                        81,609,681

Health care services (6.3%)
Cardinal Health                                              150,000          9,900,000
Curative Health Services                                      11,100(b)         127,650
Express Scripts Cl A                                          18,300(b)       1,572,656
Hanger Orthopedic Group                                       12,200(b)         164,700
Health Management Associates Cl A                            441,300(b,g)     5,378,344
McKesson HBOC                                                500,000         32,999,999
Orthodontic Centers of America                                26,200(b)         412,650
Owens & Minor                                                 19,200            194,400
PAREXEL Intl                                                 200,000(b)       4,137,500
Patterson Dental                                              27,600(b)       1,193,700
Pediatrix Medical Group                                       17,900(b,f)       503,438
Pharmaceutical Product Development                           156,400(b)       5,249,175
PSS World Medical                                             16,200(b)         142,763
Quintiles Transnational                                      350,000(b,g)    13,212,499
Renal Care Group                                              27,700(b)         543,613
Res-Care                                                      14,600(b,f)       329,413
Sunrise Assisted Living                                      275,000(b,f)    12,529,688
Universal Health Services Cl B                                14,400(b)         622,800
Total                                                                        89,214,988

Household products (0.1%)
Chattem                                                        9,700            303,125
Josten's                                                      16,600            352,750
Scotts Cl A                                                    9,800(b)         366,275
Total                                                                         1,022,150

Industrial equipment & services (0.2%)
Applied Power Cl A                                            29,600            806,599
Astec Inds                                                    12,400(b)         382,850
Blount Intl Cl A                                              11,800            340,725
G & K Services Cl A                                            4,200            193,988
JLG Inds                                                      24,100            328,363
Manitowoc                                                     15,400            644,875
Terex                                                         11,600(b)         279,850
Total                                                                         2,977,250

Insurance (0.3%)
American Bankers Insurance Group                              12,700            660,400
Fidelity Natl Financial                                       27,400            411,000
First American Financial                                      51,400            812,763
Gallagher (Arthur J)                                          20,300            933,799
Hooper Holmes                                                 25,800            403,125
Reinsurance Group of America                                   8,250            351,141
Triad Guaranty                                                21,300(b)         288,881
Total                                                                         3,861,109

Leisure time & entertainment (0.7%)
Acclaim Entertainment                                         30,300(b)         270,806
Anchor Gaming                                                  6,800(b)         297,500
Harrah's Entertainment                                       150,000(b)       2,859,375
Mirage Resorts                                                75,000(b)       1,593,750
Polaris Inds                                                  13,500            428,625
Ticketmaster Online-Citysearch Cl B                          150,000(b)       5,043,750
Total                                                                        10,493,806

Media (8.3%)
Adelphia Communications Cl A                                 140,000(b)       8,820,000
ADVO                                                          12,100(b)         233,681
Cablevision Systems Cl A                                     125,000(b)       9,265,625
Catalina Marketing                                             5,800(b)         498,075
Clear Channel Communications                                 200,000(b)      13,412,500
Consolidated Graphics                                         12,300(b)         710,325
HA-LO Inds                                                    17,250(b)         212,391
Lee Enterprises                                               11,700            339,300
Metro Networks                                                 4,000(b)         220,000
Outdoor Systems                                              900,000(b)      26,999,999
TeleWest Communications                                    2,680,000(b,c)    11,682,388
True North Communications                                     13,900            390,938
Univision Communications Cl A                                850,000(b)      42,499,999
Valassis Communications                                       25,600(b)       1,324,800
Westwood One                                                  18,700(b)         532,950
Ziff-Davis - ZDNet                                            35,000(b)       1,260,000
Total                                                                       118,402,971

Metals (0.1%)
Mueller Inds                                                  20,300(b)         454,213
Stillwater Mining                                             24,900(b)         656,737
Total                                                                         1,110,950

Miscellaneous (0.1%)
Champion Enterprises                                          16,000(b)         310,000
John Nuveen Cl A                                               9,400            393,625
Philadelphia Suburban                                          1,900             43,106
Total                                                                           746,731

Multi-industry conglomerates (3.9%)
ACNielsen                                                    150,000(b)       4,068,750
Bell & Howell                                                 10,600(b)         310,713
Brady (WH) Cl A                                               15,300            320,344
DeVry                                                         38,800(b)       1,125,200
Education Management                                          14,000(b)         430,500
Electronics for Imaging                                      162,700(b)       6,345,300
Lason                                                         10,800(b)         607,500
Mettler-Toledo Intl                                           14,300(b)         353,925
NCO Group                                                      8,900(b)         329,300
Personnel Group of America                                    26,800(b)         192,625
Pre-Paid Legal Services                                       11,700(b)         286,650
Robert Half Intl                                             350,000(b,g)    11,484,375
Sylvan Learning Systems                                       11,800(b)         323,025
Tyco Intl                                                    400,000(c)      28,699,999
Total                                                                        54,878,206

Paper & packaging (--%)
Caraustar Inds                                                16,700            384,100
Shorewood Packaging                                           12,600(b)         247,275
Total                                                                           631,375

Restaurants & lodging (0.7%)
CEC Entertainment                                             10,500(b)         376,688
Foodmaker                                                     30,400(b)         775,200
Papa John's Intl                                             210,000(b)       9,266,250
Total                                                                        10,418,138

Retail (7.2%)
99 Cents Only Stores                                          23,800(b)       1,010,013
AnnTaylor Stores                                             150,000(b)       6,628,125
Bed Bath & Beyond                                             75,000(b)       2,737,500
CDW Computer Centers                                           3,400(b)         234,600
Circuit City Stores                                          100,000          7,662,500
Egghead.com                                                  600,000(b)      10,912,500
Family Dollar Stores                                         266,600          6,131,800
Fossil                                                         8,900(b)         265,331
Kohl's                                                       295,500(b)      20,943,562
Linens `N Things                                              12,500(b)         567,188
Men's Wearhouse                                               30,500(b)         880,688
Regis                                                         31,350            834,694
Rite Aid                                                     366,520          9,163,000
Tiffany & Co                                                 300,000         22,424,999
TJX Companies                                                300,000         10,200,000
Trans World Entertainment                                     21,500(b)         236,500
Williams-Sonoma                                               20,300(b)         573,475
Total                                                                       101,406,475

Textiles & apparel (1.3%)
Abercrombie & Fitch                                          150,000(b)      13,800,000
Oshkosh B'Gosh Cl A                                           27,300            482,869
Tommy Hilfiger                                                50,000(b)       3,443,750
Total 17,726,619

Transportation (0.7%)
Atlas Air                                                      8,550(b)         246,347
Expeditors Intl of Washington                                  9,400            507,600
Kansas City Southern Inds                                    150,000          8,550,000
Swift Transportation                                          12,200(b)         315,675
Total                                                                         9,619,622

Utilities -- telephone (5.0%)
Brightpoint                                                   18,600(b)         109,856
Cincinnati Bell                                              200,000          4,487,500
Colt Telecom Group ADR                                       300,000(b,f)    21,543,750
Energis                                                      425,000(b,c)    11,520,645
Intermedia Communications                                    300,000(b,f)     7,987,500
Omnipoint                                                    550,000(b,f)     7,940,625
RCN                                                          150,000(b)       5,034,375
WinStar Communications                                       350,000(b,f)    12,720,313
Total                                                                        71,344,564

Total common stocks
(Cost: $873,048,234)                                                     $1,337,762,656

Options purchased (--%)

Issuer                     Shares        Exercise      Expiration       Value(a)
                            price          date

Calls
Altera                      50,000         $65         Sept. 1999       $409,375
Maxtor                     150,000          10         April 1999         18,750
Network Associates          50,000          50          Jan. 2000        171,875
Rite Aid                    80,000          40          July 1999         32,500

Total options purchased
(Cost: $1,305,900)                                                      $632,500


Short-term securities (7.8%)(g)
Issuer                                  Annualized      Amount          Value(a)
                                      yield on date    payable at
                                       of purchase      maturity

U.S. government agency (5.3%)
Federal Home Loan Mtge Corp Disc Nts
   04-06-99                                 4.82%     $1,900,000      $1,898,733
   04-19-99                                 4.80       2,800,000       2,793,308
   04-23-99                                 4.80       8,800,000       8,774,294
   04-27-99                                 4.79       9,900,000       9,865,895
   04-30-99                                 4.77      11,200,000      11,157,144
   05-14-99                                 4.77       9,300,000       9,247,346
   05-14-99                                 4.82      13,400,000      13,319,275
   05-18-99                                 4.77      14,500,000      14,410,270
05-25-99                                    4.79       4,000,000       3,971,440
Total                                                                 75,437,705

Commercial paper (2.5%)
BBV Finance (Delaware)
   05-19-99                                 4.86       4,700,000       4,669,228
BMW US Capital
   04-22-99                                 4.86       6,000,000       5,983,060
Ciesco LP
   04-13-99                                 4.87       1,800,000       1,797,090
Corporate Receivables
   04-01-99                                 5.05       6,400,000(d)    6,400,000
Fleet Funding
   04-29-99                                 4.87       7,500,000(d)    7,471,708
Glaxo Wellcome
   04-12-99                                 4.88       1,300,000(d)    1,298,070
Pfizer
   04-21-99                                 4.86       4,400,000(d)    4,388,168
Salomon Smith Barney
   04-01-99                                 4.86       3,000,000       3,000,000
Total                                                                 35,007,324

Total short-term securities
(Cost: $110,449,752)                                                $110,445,029

Total investments in securities
(Cost: $984,803,886)(h)                                           $1,448,840,185

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 1999, the value of foreign securities represented 4.37% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 7 to the financial statements):

Type of security                                                      Contracts

S&P 500 Index, June 1999                                                     11

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) At March 31, 1999, securities valued at $27,393,125 were held to cover open call options written as follows:


Issuer                                    Shares      Exercise   Expiration     Value(a)
                                                        price        date
BMC Software                              60,000         $50     April 1999      $5,625
Health Management Associates C1 A        100,000          15     April 1999      12,500
Quintiles Transnational                   50,000          55     April 1999       6,250
Robert Half Intl                         100,000          35     April 1999      62,500
VISX                                     150,000         100     April 1999   1,603,125
Watson Pharmaceuticals                    60,000          50       May 1999     112,500
Total                                                                        $1,802,500

At March 31, 1999, cash or short-term securities were designated to cover open put options written as follows:

Issuer                                    Shares      Exercise   Expiration     Value(a)
                                                        price        date
BMC Software                              60,000         $40     April 1999    $228,750
99 Cents Only Stores                      60,000          40     April 1999      56,250
Quintiles Transnational                  150,000          40     April 1999     525,000
Rite Aid                                 150,000          22     April 1999      56,250
RF Micro                                  75,000          80       May 1999     379,688
Total                                                                        $1,245,938

(h) At March 31, 1999,  the cost of securities  for federal  income tax purposes
was   $984,978,997   and  the  aggregate  gross   unrealized   appreciation  and
depreciation based on that cost was:

Unrealized appreciation                                           $505,429,873
Unrealized depreciation                                            (41,568,685)
                                                                   -----------
Net unrealized appreciation                                       $463,861,188


PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation as amended Nov. 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 2-89288 are incorporated by reference.

(b) By-laws as amended January 12, 1989, filed electronically as Exhibit 2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 2-89288 are incorporated by reference.

(c) Stock Certificate filed as Exhibit 4 to Post-Effective Amendment No. 3 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant on behalf of IDS Strategy Aggressive Fund and IDS Equity Value Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of AXP Small Cap Advantage Fund and American Express Financial Corporation, dated April 8, 1999, filed electronically herewith.

(d)(3) Investment Sub-advisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC, dated April 7, 1999, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(e) Distribution Agreement between Registrant on behalf of IDS Strategy Aggressive Fund, IDS Equity Value Fund and AXP Small Cap Advantage Fund and American Express Financial Advisors Inc. dated April 7, 1999, filed electronically as Exhibit (e) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(g)(2) Custody Agreement between Morgan Stanley Trust Company and IDS Bank and Trust dated May, 1993, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-89288 is incorporated by reference.

(g)(3) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(4) Custodian Agreement dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 21, 1999.

(h)(1) Administrative Services Agreement between Registrant on behalf of IDS Strategy Aggressive Fund and IDS Equity Value Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant on behalf of AXP Small Cap Advantage Fund and American Express Financial Corporation dated April 7, 1999, filed electronically as Exhibit
          (h)(2) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(3)    License   Agreement   between  the  Registrant  and  IDS  Financial
          Corporation dated January 25, 1988, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(4) Shareholder Service Agreement between Registrant on behalf of IDS Strategy Aggressive Fund and IDS Equity Value Fund and American
          Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999 filed electronically as Exhibit (h)(5) to Registrants Post-Effective Amendment No. 32 filed on or about March 18, 1999 is incorporated by reference.

(i) Opinion and Consent of Counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements: None.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution between Registrant on behalf of IDS Strategy Aggressive Fund and IDS Equity Value Fund and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
         Exhibit 15 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution between Registrant on behalf of AXP Small Cap Advantage Fund and American Express Financial Advisors Inc. dated April 7, 1999, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(n)       Financial Data Schedules are filed electronically herewith.

(o) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, to Registration Statement No. 2-93745 filed on or about May 24, 1999.

(p)(1) Directors' Power of Attorney dated Jan. 14, 1999 is incorporated by reference to Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 31 filed on or about Jan. 22, 1999.

(p)(2) Officers' Power of Attorney dated March 1, 1999 is incorporated by reference to Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 32 filed on or about March 18, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant

                  None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial
                  Corporation)

Directors  and  officers  of  American  Express  Financial  Corporation  who are
directors and/or officers of one or more other companies:
------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address            Position and Offices with          Offices with Registrant
                                               Underwriter
---------------------------------------------- ---------------------------------- ----------------------------

Ronald G. Abrahamson                           Vice President-Service Quality     None
IDS Tower 10                                   and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                               Senior Vice President-Human        None
IDS Tower 10                                   Resources
Minneapolis, MN  55440

Peter J. Anderson                              Senior Vice President-Investment   Vice President-Investments
IDS Tower 10                                   Operations
Minneapolis, MN  55440

Ward D. Armstrong                              Vice President-American Express    None
IDS Tower 10                                   Retirement Services
Minneapolis, MN  55440

John M. Baker                                  Vice President-Plan Sponsor        None
IDS Tower 10                                   Services
Minneapolis, MN  55440

Joseph M. Barsky III                           Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Timothy V. Bechtold                            Vice President-Risk Management     None
IDS Tower 10                                   Products
Minneapolis, MN  55440

John D. Begley                                 Group Vice President-Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                                Group Vice President-Los Angeles   None
Suite 900, E. Westside Twr                     Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                 Vice President-Nonproprietary      None
IDS Tower 10                                   Products
Minneapolis, MN  55440

Walter K. Booker                               Group Vice President-New Jersey    None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                              Group Vice President-Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                              Group Vice President-Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                             Vice President-Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                 Corporate Senior Vice President    None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                             Vice President-American Express    None
IDS Tower 10                                   Securities Services
Minneapolis, MN  55440

Mark W. Carter                                 Senior Vice President and Chief    None
IDS Tower 10                                   Marketing Officer
Minneapolis, MN  55440

James E. Choat                                 Senior Vice                        None
IDS Tower 10                                   President-Institutional Products
Minneapolis, MN  55440                         Group

Kenneth J. Ciak                                Vice President and General         None
IDS Property Casualty                          Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                               Vice President-Advisor Staffing,   None
IDS Tower 10                                   Training and Support
Minneapolis, MN 55440

Henry J. Cormier                               Group Vice President-Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                               Group Vice President-Arkansas/     None
Suite 200                                      Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                 Group Vice                         None
Suite 312                                      President-Carolinas/Eastern
7300 Carmel Executive Pk                       Georgia
Charlotte, NC  28226

Colleen Curran                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Luz Maria Davis                                Vice President-Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                          Group Vice                         None
Suite 500, 8045 Leesburg Pike                  President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                               Group Vice President-Eastern       None
Two Datran Center                              Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                             Vice President-Assured Assets      None
IDS Tower 10                                   Product Development and
Minneapolis, MN  55440                         Management

James P. Egge                                  Group Vice President-Western       None
4305 South Louise, Suite 202                   Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                  Senior Vice President, General     None
IDS Tower 10                                   Counsel and Chief Compliance
Minneapolis, MN  55440                         Officer

Robert M. Elconin                              Vice President-Government          None
IDS Tower 10                                   Relations
Minneapolis, MN  55440

Phillip W. Evans                               Group Vice President-Rocky         None
Suite 600                                      Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                                Vice President-Mutual Fund         None
IDS Tower 10                                   Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                            Vice President-Institutional       None
IDS Tower 10                                   Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                 Vice President and Corporate       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

William P. Fritz                               Group Vice President-Gateway       None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                   Group Vice President-Twin City     None
8500 Tower Suite 1770                          Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                                Vice President and Marketing       None
IDS Tower 10                                   Controller
Minneapolis, MN  55440

Teresa A. Hanratty                             Group Vice President-Northern      None
Suites 6&7                                     New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                               Group Vice President-Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                               Vice President-Insurance           None
IDS Tower 10                                   Investments
Minneapolis, MN  55440

Scott A. Hawkinson                             Vice President and                 None
IDS Tower 10                                   Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                                 Group Vice President-North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                                Vice President-Incentive           None
IDS Tower 10                                   Management
Minneapolis, MN  55440

James G. Hirsh                                 Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                   Group Vice President-Rhode         None
319 Southbridge Street                         Island/Central-Western
Auburn, MA  01501                              Massachusetts

David J. Hockenberry                           Group Vice President-Tennessee     None
30 Burton Hills Blvd.                          Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                              Vice President and Treasurer       None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                                Chairman, President and Chief      Board member
IDS Tower 10                                   Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                              Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

James M. Jensen                                Vice President-Insurance Product   None
IDS Tower 10                                   Development and Management
Minneapolis, MN  55440

Marietta L. Johns                              Senior Vice President-Field        None
IDS Tower 10                                   Management
Minneapolis, MN  55440

Nancy E. Jones                                 Vice President-Business            None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Ora J. Kaine                                   Vice President-Financial           None
IDS Tower 10                                   Advisory Services
Minneapolis, MN  55440

Linda B. Keene                                 Vice President-Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                             Vice President-Investment          None
IDS Tower 10                                   Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                                Senior Vice                        None
IDS Tower 10                                   President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                               Senior Vice President-Products     None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                                 Vice President-Investment          Treasurer
IDS Tower 10                                   Accounting
Minneapolis, MN  55440

Paul F. Kolkman                                Vice President-Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                                Vice President-Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                               Group Vice President-Greater       None
Suite 108                                      Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                              Director and Senior Vice           None
IDS Tower 10                                   President-Field Management and
Minneapolis, MN  55440                         Business Systems

Mitre Kutanovski                               Group Vice President-Chicago       None
Suite 680                                      Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                                 Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Lori J. Larson                                 Vice President-Brokerage and       None
IDS Tower 10                                   Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                           Vice President and Chief U.S.      None
IDS Tower 10                                   Economist
Minneapolis, MN  55440

Peter A. Lefferts                              Senior Vice President-Corporate    None
IDS Tower 10                                   Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                             Director and Executive Vice        None
IDS Tower 10                                   President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Fred A. Mandell                                Vice President-Field Marketing     None
IDS Tower 10                                   Readiness
Minneapolis, MN  55440

Daniel E. Martin                               Group Vice President-Pittsburgh    None
Suite 650                                      Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Sarah A. Mealey                                Vice President-Mutual Funds        None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                                 Vice President-Assured Assets      None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                              Vice President and Senior          None
IDS Tower 10                                   Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                              Executive Vice                     None
IDS Tower 10                                   President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                                Vice President-Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                            Group Vice President-Central       None
Suite 200                                      California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                                Senior Vice President-Client       None
IDS Tower 10                                   Service
Minneapolis, MN  55440

Mary Owens Neal                                Vice President-Mature Market       None
IDS Tower 10                                   Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                             Group Vice President-New York      None
Suite 220                                      Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                             Vice President-Advisory Business   None
IDS Tower 10                                   Systems
Minneapolis, MN 55440

James R. Palmer                                Vice President-Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                 Group Vice                         None
10200 SW Greenburg Road                        President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                                Vice President-Compensation and    None
IDS Tower 10                                   Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                              Senior Vice President-Group        None
IDS Tower 10                                   Relationship Leader/American
Minneapolis, MN  55440                         Express Technologies Financial
                                               Services

Susan B. Plimpton                              Vice President-Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                                  Group Vice                         None
One Tower Bridge                               President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                               Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Diana R. Prost                                 Group Vice                         None
3030 N.W. Expressway                           President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                 Vice President and Project         None
IDS Tower 10                                   Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                         Senior Vice President-Fixed        Vice President - Fixed
IDS Tower 10                                   Income                             Income Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                             Vice President-Corporate           None
IDS Tower 10                                   Planning and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III                       Group Vice President-Southern      None
Suite 800                                      Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                              Senior Vice President-Field        None
IDS Tower 10                                   Management and Financial
Minneapolis, MN  55440                         Advisory Service

Stephen W. Roszell                             Senior Vice                        None
IDS Tower 10                                   President-Institutional
Minneapolis, MN  55440

Max G. Roth                                    Group Vice                         None
Suite 201 S IDS Ctr                            President-Wisconsin/Upper
1400 Lombardi Avenue                           Michigan
Green Bay, WI  54304

Erven A. Samsel                                Senior Vice President-Field        None
45 Braintree Hill Park                         Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                            Group Vice                         None
Suite 201                                      President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                              Group Vice President-Arizona/Las   None
Suite 205                                      Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                             Senior Vice President and Chief    None
IDS Tower 10                                   Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                               Vice President-Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                               Vice President-Quality and         None
IDS Tower 10                                   Service Support
Minneapolis, MN  55440

James B. Solberg                               Group Vice President-Eastern       None
466 Westdale Mall                              Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                  Vice President-Geographic          None
IDS Tower 10                                   Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                              Group Vice President-Southern      None
Suite 1100                                     California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                                Vice President-Cardmember          None
IDS Tower 10                                   Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                               Group Vice President-Outstate      None
Suite 433                                      Minnesota Area/ North
9900 East Bren Road                            Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                          Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

James J. Strauss                               Vice President and General         None
IDS Tower 10                                   Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                            Vice President-Information         None
IDS Tower 10                                   Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                         Vice President-Channel             None
IDS Tower 10                                   Development
Minneapolis, MN  55440

Craig P. Taucher                               Group Vice                         None
Suite 150                                      President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                 Group Vice                         None
Suite 425                                      President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                                 Senior Vice President              Board Member
IDS Tower 10
Minneapolis, MN  55440

Peter S. Velardi                               Group Vice                         None
Suite 180                                      President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                        Group Vice President-Detroit       None
8115 East Jefferson Avenue                     Metro
Detroit, MI  48214

Wesley W. Wadman                               Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Donald F. Weaver                               Group Vice President-Greater       None
3500 Market Street, Suite 200                  Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                              Senior Vice President-Field        None
1010 Main St. Suite 2B                         Management
Huntington Beach, CA  92648

Michael L. Weiner                              Vice President-Tax Research and    None
IDS Tower 10                                   Audit
Minneapolis, MN  55440

Lawrence J. Welte                              Vice President-Investment          None
IDS Tower 10                                   Administration
Minneapolis, MN  55440

Jeffry M. Welter                               Vice President-Equity and Fixed    None
IDS Tower 10                                   Income Trading
Minneapolis, MN  55440

Thomas L. White                                Group Vice President-Cleveland     None
Suite 200                                      Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                               Group Vice President-Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                            Group Vice President-Western       None
Two North Tamiami Trail                        Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                              Vice President and Assistant       None
IDS Tower 10                                   General Counsel
Minneapolis, MN  55440

Michael D. Wolf                                Vice President-Senior Portfolio    None
IDS Tower 10                                   Manager
Minneapolis, MN  55440

Michael R. Woodward                            Senior Vice President-Field        None
32 Ellicott St                                 Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, IDS Strategy Fund, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 26th day of May, 1999.


IDS STRATEGY FUND INC.

By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By /s/   John M. Knight**
         John M. Knight, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of May, 1999.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  William H. Dudley*                              Director
     William H. Dudley

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  Wheelock Whitney*                               Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated Jan. 14, 1999 filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 31, by:



--------------------------
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated March 1, 1999, filed electronically as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 32, by:



--------------------------
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 34
TO REGISTRATION STATEMENT NO. 2-89288


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus for IDS Equity Value Fund
     The prospectus for IDS Strategy Aggressive Fund

Part B.

     Statement of Additional Information for IDS Equity Value Fund Statement of Additional Information for IDS Strategy Aggressive Fund

Part C.

     Other information.

The signatures.